UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21695

AXA ENTERPRISE FUNDS TRUST

(Exact name of registrant as specified in charter)

3343 Peachtree Road

Atlanta, Georgia 30326

(Address of principal executive offices)

Patricia Louie, Esq.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9046

Registrant’s telephone number, including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: November 1, 2005 – January 31, 2006

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of January 31, 2006. The schedules have not been audited.

AXA Enterprise Funds Trust

Quarterly Report

January 31, 2006

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.0%)
Automobiles (0.5%)
Toyota Motor Corp. (ADR)	20,000	$2,074,200

Hotels, Restaurants & Leisure (8.8%)
Four Seasons Hotels, Inc.^	123,438	7,112,498
MGM MIRAGE*^	256,519	9,506,594
Starbucks Corp.*	211,100	6,691,870
Station Casinos, Inc.^	23,923	1,599,252
Wynn Resorts Ltd.*^	46,474	3,001,291
Yum! Brands, Inc.	163,697	8,098,091

		36,009,596

Household Durables (3.6%)
KB Home^	93,246	7,105,345
Lennar Corp., Class A^	94,255	5,896,593
Toll Brothers, Inc.*	51,840	1,762,560

		14,764,498

Multiline Retail (2.7%)
Target Corp.	201,315	11,021,996

Specialty Retail (6.0%)
Home Depot, Inc.	158,539	6,428,756
Lowe’s Cos., Inc.	286,910	18,233,131

		24,661,887

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	38,627	1,388,641

Total Consumer Discretionary		89,920,818

Consumer Staples (5.2%)
Beverages (0.5%)
PepsiCo, Inc.	40,226	2,300,123

Food & Staples Retailing (1.6%)
CVS Corp.	124,773	3,463,698
Walgreen Co.	69,456	3,006,056

		6,469,754

Household Products (3.1%)
Procter & Gamble Co.	211,923	12,552,199

Total Consumer Staples		21,322,076

Energy (5.4%)
Energy Equipment & Services (5.1%)
Halliburton Co.	109,675	8,724,646
Schlumberger Ltd.	66,384	8,460,641
Transocean, Inc.*	45,081	3,658,323

		20,843,610

Oil & Gas (0.3%)
Peabody Energy Corp.	14,267	1,419,709

Total Energy		22,263,319

Financials (16.2%)
Capital Markets (8.7%)
Goldman Sachs Group, Inc.	44,697	6,313,451
Lehman Brothers Holdings, Inc.	109,892	15,434,332
UBS AG (Registered)^	128,684	14,000,819

		35,748,602

Consumer Finance (2.7%)
SLM Corp.	196,400	10,990,544

Diversified Financial Services (2.7%)
Chicago Mercantile Exchange Holdings, Inc.	25,853	10,942,282

Insurance (0.9%)
Progressive Corp.	36,986	3,885,010

Real Estate (0.7%)
St. Joe Co.^	43,505	2,760,392

Thrifts & Mortgage Finance (0.5%)
Countrywide Financial Corp.	64,426	2,154,405

Total Financials		66,481,235

Health Care (20.4%)
Biotechnology (7.7%)
Amylin Pharmaceuticals, Inc.*^	87,454	3,708,050
Genentech, Inc.*	285,836	24,559,029
Genzyme Corp.*	46,974	3,332,335

		31,599,414

Health Care Equipment & Supplies (4.0%)
Medtronic, Inc.	162,599	9,181,966
Zimmer Holdings, Inc.*	106,136	7,318,077

		16,500,043

Health Care Providers & Services (8.7%)
Quest Diagnostics, Inc.	89,430	4,420,525
UnitedHealth Group, Inc.	520,828	30,947,600

		35,368,125

Total Health Care		83,467,582

Industrials (15.8%)
Aerospace & Defense (4.3%)
General Dynamics Corp.	72,517	8,438,078
Lockheed Martin Corp.	75,301	5,094,113
United Technologies Corp.	70,002	4,086,017

		17,618,208

Air Freight & Logistics (3.8%)
FedEx Corp.	154,323	15,609,771

Machinery (3.7%)
Caterpillar, Inc.	223,632	15,184,613

Road & Rail (4.0%)
Burlington Northern Santa Fe Corp.	117,811	9,439,017
Union Pacific Corp.	77,247	6,833,270

		16,272,287

Total Industrials		64,684,879

Information Technology (7.6%)
Communications Equipment (2.6%)
QUALCOMM, Inc.	221,441	10,620,310

Computers & Peripherals (4.7%)
Apple Computer, Inc.*	254,740	19,235,417

Semiconductors & Semiconductor Equipment (0.3%)
Broadcom Corp., Class A*	21,668	1,477,758

Total Information Technology		31,333,485

Materials (1.0%)
Metals & Mining (1.0%)
Cia Vale do Rio Doce (ADR)	78,262	4,012,493

Total Materials		4,012,493

Telecommunication Services (4.1%)
Wireless Telecommunication Services (4.1%)
America Movil S.A. de C.V. (ADR)	158,177	5,335,310
Motorola, Inc.	497,670	11,302,086

Total Telecommunication Services		16,637,396

Total Common Stocks (97.7%) (Cost $299,918,722)		400,123,283

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.9%)
Nomura Securities
4.45%, 2/1/06	$28,497,553	$28,497,553

Time Deposit (2.6%)
JPMorgan Chase Nassau
3.98%, 2/1/06	10,645,029	10,645,029

Total Short-Term Investments (9.5%) (Amortized Cost $39,142,582)		39,142,582

Total Investments (107.2%) (Cost/Amortized Cost $339,061,304)		439,265,865
Other Assets Less Liabilities (-7.2%)		(29,693,584)

Net Assets (100%)		$409,572,281

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$80,965,729
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$58,008,707

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,083,586
Aggregate gross unrealized depreciation	(1,231,078)

Net unrealized appreciation	$99,852,508

Federal income tax cost of investments	$339,413,357

At January 31, 2006, the Portfolio had loaned securities with a total value of $27,870,695. This was secured by collateral of $28,497,553 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $56,981,150 of which $31,699,281 expires in the year 2009 and $25,281,869 expires in the year 2010. A portion of capital loss carryforward may be limited pursuant to the Internal Revenue Code and regulations.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.1%)
Automobiles (0.5%)
Winnebago Industries, Inc.^	9,500	$297,445

Distributors (0.7%)
Genuine Parts Co.	9,400	399,782

Hotels, Restaurants & Leisure (3.1%)
Carnival Corp.	11,200	579,712
GTECH Holdings Corp.	21,300	711,846
Royal Caribbean Cruises Ltd.^	13,400	548,060

		1,839,618

Household Durables (3.5%)
Stanley Works	28,100	1,378,024
Whirlpool Corp.	8,500	685,780

		2,063,804

Leisure Equipment & Products (2.1%)
Brunswick Corp.^	11,800	443,562
Mattel, Inc.	47,900	790,350

		1,233,912

Media (0.9%)
Gannett Co., Inc.	8,100	500,580

Multiline Retail (1.8%)
Dollar General Corp.	20,100	339,690
Family Dollar Stores, Inc.^	29,700	711,315

		1,051,005

Specialty Retail (1.5%)
Sherwin-Williams Co.^	16,100	851,690

Total Consumer Discretionary		8,237,836

Consumer Staples (9.7%)
Food Products (0.8%)
ConAgra Foods, Inc.^	22,100	458,133

Tobacco (8.9%)
Altria Group, Inc.	18,100	1,309,354
Imperial Tobacco Group plc (ADR)^	18,500	1,100,750
Loews Corp.- Carolina Group	16,200	747,144
Reynolds American, Inc.^	8,200	829,266
UST, Inc.^	31,800	1,238,292

		5,224,806

Total Consumer Staples		5,682,939

Energy (11.5%)
Oil & Gas (11.5%)
Anadarko Petroleum Corp.	3,400	366,588
BP plc (ADR)	14,000	1,012,340
Chevron Corp.	10,600	629,428
ConocoPhillips^	19,700	1,274,590
Marathon Oil Corp.	20,300	1,560,461
Murphy Oil Corp.	6,800	387,600
Occidental Petroleum Corp.	15,300	1,494,963

		6,725,970

Total Energy		6,725,970

Financials (24.1%)
Commercial Banks (5.7%)
Bank of America Corp.	32,883	1,454,415
South Financial Group, Inc.^	23,600	615,488
TCF Financial Corp.^	20,900	522,291
Wells Fargo & Co.	11,400	710,904

		3,303,098

Consumer Finance (2.5%)
Capital One Financial Corp.	5,400	449,820
SLM Corp.	17,700	990,492

		1,440,312

Diversified Financial Services (1.8%)
Citigroup, Inc.	22,400	1,043,392

Insurance (7.1%)
Allstate Corp.	18,100	942,105
Axis Capital Holdings Ltd.	19,400	580,060
Hartford Financial Services Group, Inc.	8,600	707,178
Willis Group Holdings Ltd.^	19,900	690,729
XL Capital Ltd., Class A	18,500	1,251,710

		4,171,782

Real Estate (0.9%)
American Financial Realty Trust (REIT)^	43,300	538,219

Thrifts & Mortgage Finance (6.1%)
MGIC Investment Corp.^	9,000	594,090
New York Community Bancorp, Inc.^	41,700	711,402
Peoples Bank/Bridgeport CT^	20,850	639,887
Radian Group, Inc.^	12,300	703,929
Washington Mutual, Inc.	21,400	905,648

		3,554,956

Total Financials		14,051,759

Health Care (14.0%)
Diversified Consumer Services (0.4%)
Service Corp. International	26,900	220,042

Health Care Equipment & Supplies (2.5%)
Baxter International, Inc.^	20,600	759,110
Hillenbrand Industries, Inc.	13,900	684,158

		1,443,268

Health Care Providers & Services (5.9%)
CIGNA Corp.	3,900	474,240
HEALTHSOUTH Corp.*^	91,800	443,394
Triad Hospitals, Inc.*	13,800	566,628
Universal Health Services, Inc., Class B^	8,700	413,337
WellPoint, Inc.*	20,316	1,560,269

		3,457,868

Pharmaceuticals (5.2%)
Bristol-Myers Squibb Co.	28,600	651,794
Pfizer, Inc.	44,900	1,153,032
Schering-Plough Corp.	33,100	633,865
Valeant Pharmaceuticals International	12,200	219,112
Wyeth	7,800	360,750

		3,018,553

Total Health Care		8,139,731

Industrials (10.1%)
Aerospace & Defense (1.7%)
Goodrich Corp.	15,900	625,983
Honeywell International, Inc.	9,800	376,516

		1,002,499

Air Freight & Logistics (1.1%)
Ryder System, Inc.	14,200	634,740

Electrical Equipment (3.8%)
American Power Conversion Corp.	56,600	1,341,420
Emerson Electric Co.	11,300	875,185

		2,216,605

Industrial Conglomerates (0.6%)
Tyco International Ltd.	13,400	349,070

Machinery (1.4%)
Illinois Tool Works, Inc.	4,500	379,305
ITT Industries, Inc.	4,600	471,500

		850,805

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (1.5%)
Burlington Northern Santa Fe Corp.	10,800	$865,296

Total Industrials		5,919,015

Information Technology (3.1%)
Communications Equipment (1.9%)
Nokia Oyj (ADR)	60,200	1,106,476

Electronic Equipment & Instruments (1.2%)
Tech Data Corp.*	16,472	679,140

Total Information Technology		1,785,616

Materials (0.5%)
Chemicals (0.5%)
Lyondell Chemical Co.	12,800	307,328

Total Materials		307,328

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.4%)
Verizon Communications, Inc.	26,400	835,824

Total Telecommunication Services		835,824

Utilities (7.6%)
Electric Utilities (5.7%)
American Electric Power Co., Inc.	14,800	552,336
CenterPoint Energy, Inc.^	23,400	299,052
Entergy Corp.	13,400	931,434
FirstEnergy Corp.	10,000	501,000
Pinnacle West Capital Corp.^	14,500	617,845
Xcel Energy, Inc.	22,400	435,008

		3,336,675

Independent Power Producers & Energy Traders (1.2%)
Duke Energy Corp.^	25,300	717,255

Multi-Utilities & Unregulated Power (0.7%)
MDU Resources Group, Inc.^	10,700	387,340

Total Utilities		4,441,270

Total Common Stocks (96.1%) (Cost $51,978,587)		56,127,288

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (21.0%)
Nomura Securities
4.45%, 2/1/06	$12,281,705	$12,281,705

Time Deposit (3.6%)
JPMorgan Chase Nassau
3.98%, 2/1/06	2,103,385	2,103,385

Total Short-Term Investments (24.6%) (Amortized Cost $14,385,090)		14,385,090

Total Investments (120.7%) (Cost/Amortized Cost $66,363,677)		70,512,378
Other Assets Less Liabilities (-20.7%)		(12,115,219)

Net Assets (100%)		$58,397,159

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

Glossary:

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,228,530
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,748,575

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,993,776
Aggregate gross unrealized depreciation	(1,941,959)

Net unrealized appreciation	$4,051,817

Federal income tax cost of investments	$66,460,561

At January 31, 2006, the Portfolio had loaned securities with a total value of $12,004,117. This was secured by collateral of $12,281,705 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended January 31, 2006, the Fund incurred approximately $68 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.6%)
Hotels, Restaurants & Leisure (3.3%)
Starbucks Corp.*	167,700	$5,316,090

Internet & Catalog Retail (13.9%)
Amazon.com, Inc.*^	243,150	10,897,983
eBay, Inc.*	257,600	11,102,560

		22,000,543

Media (5.4%)
Getty Images, Inc.*	8,275	675,654
Pixar*^	92,295	5,332,805
XM Satellite Radio Holdings, Inc., Class A*^	99,650	2,608,837

		8,617,296

Total Consumer Discretionary		35,933,929

Consumer Staples (2.2%)
Food & Staples Retailing (2.2%)
Walgreen Co.	78,700	3,406,136

Total Consumer Staples		3,406,136

Financials (18.2%)
Commercial Banks (3.2%)
Commerce Bancorp, Inc./New Jersey^	151,500	5,066,160

Insurance (12.1%)
Aflac, Inc.	38,360	1,801,002
American International Group, Inc.	38,750	2,536,575
Progressive Corp.	141,020	14,812,741

		19,150,318

Thrifts & Mortgage Finance (2.9%)
Countrywide Financial Corp.^	140,200	4,688,288

Total Financials		28,904,766

Health Care (11.8%)
Biotechnology (8.6%)
Amgen, Inc.*	50,200	3,659,078
Genentech, Inc.*	117,300	10,078,416

		13,737,494

Health Care Equipment & Supplies (3.2%)
Varian Medical Systems, Inc.*	83,300	5,015,493

Total Health Care		18,752,987

Industrials (3.2%)
Air Freight & Logistics (0.2%)
Expeditors International of Washington, Inc.	4,560	335,342

Commercial Services & Supplies (1.3%)
Apollo Group, Inc., Class A*^	36,965	2,057,842

Industrial Conglomerates (1.7%)
General Electric Co.	81,700	2,675,675

Total Industrials		5,068,859

Information Technology (40.7%)
Communications Equipment (7.7%)
Cisco Systems, Inc.*	131,800	2,447,526
QUALCOMM, Inc.	204,800	9,822,208

		12,269,734

Computers & Peripherals (7.9%)
Dell, Inc.*	146,900	4,305,639
Network Appliance, Inc.*	264,870	8,263,944

		12,569,583

Internet Software & Services (12.3%)
Google, Inc., Class A*	19,500	8,448,375
Yahoo!, Inc.*	323,000	11,091,820

		19,540,195

Semiconductors & Semiconductor Equipment (3.6%)
Maxim Integrated Products, Inc.	91,630	3,760,495
Xilinx, Inc.	68,210	1,920,794

		5,681,289

Software (9.2%)
Adobe Systems, Inc.	120,635	4,791,622
Electronic Arts, Inc.*	97,800	5,337,924
Salesforce.com, Inc.*^	108,250	4,443,662

		14,573,208

Total Information Technology		64,634,009

Total Common Stocks (98.7%) (Cost $100,080,640)		156,700,686

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (13.3%)
Nomura Securities
4.45%, 2/1/06	$21,043,636	21,043,636

Time Deposit (1.8%)
JPMorgan Chase Nassau
3.98%, 2/1/06	2,886,044	2,886,044

Total Short-Term Investments (15.1%) (Amortized Cost $23,929,680)		23,929,680

Total Investments (113.8%) (Cost/Amortized Cost $124,010,320)		180,630,366
Other Assets Less Liabilities (-13.8%)		(21,846,722)

Net Assets (100%)		$158,783,644

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,895,987
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$21,976,328

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,999,043
Aggregate gross unrealized depreciation	(3,392,709)

Net unrealized appreciation	$56,606,334

Federal income tax cost of investments	$124,024,032

At January 31, 2006, the Portfolio had loaned securities with a total value of $20,358,843. This was secured by collateral of $21,043,636 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $74,448,842 of which $2,766,987 expires in the 2008, $15,780,944 expires in the year 2009, $6,582,827 expires in the year 2010, $30,667,632 expires in the year 2011, $12,847,230 expires in the year 2012 and $5,803,222 expires in the year 2013.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.5%)
Automobiles (1.1%)
DaimlerChrysler AG^	35,900	$2,057,788

Hotels, Restaurants & Leisure (1.0%)
Harrah’s Entertainment, Inc.	16,000	1,177,600
Starwood Hotels & Resorts Worldwide, Inc.	12,300	747,963

		1,925,563

Household Durables (4.0%)
Koninklijke (Royal) Philips Electronics N.V. (N.Y. Shares)	71,200	2,397,304
Stanley Works	71,700	3,516,168
Whirlpool Corp.	21,000	1,694,280

		7,607,752

Media (0.6%)
Grupo Televisa S.A. (ADR)	13,900	1,161,345

Textiles, Apparel & Luxury Goods (0.8%)
V.F. Corp.	29,500	1,636,660

Total Consumer Discretionary		14,389,108

Consumer Staples (3.7%)
Beverages (1.3%)
Molson Coors Brewing Co.	41,200	2,575,000

Food & Staples Retailing (0.4%)
Albertson’s, Inc.	30,600	769,590

Food Products (1.4%)
Fresh Del Monte Produce, Inc.^	17,300	397,727
Kellogg Co.	41,400	1,776,060
Sara Lee Corp.	32,800	599,584

		2,773,371

Household Products (0.6%)
Procter & Gamble Co.	18,400	1,089,832

Total Consumer Staples		7,207,793

Energy (13.9%)
Oil & Gas (13.9%)
BP plc (ADR)	33,600	2,429,616
Chevron Corp.	49,399	2,933,313
ConocoPhillips	45,200	2,924,440
El Paso Corp.	62,900	846,634
Exxon Mobil Corp.	41,000	2,572,750
Kinder Morgan, Inc.	26,300	2,531,375
Marathon Oil Corp.	53,500	4,112,545
Occidental Petroleum Corp.	38,600	3,771,606
PetroChina Co. Ltd. (ADR)^	11,800	1,180,236
Plains All American Pipeline LP^	33,400	1,425,846
Sunoco, Inc.	6,800	647,360
TransCanada Corp.^	41,900	1,309,375

		26,685,096

Total Energy		26,685,096

Financials (26.8%)
Capital Markets (3.6%)
American Capital Strategies Ltd.	61,100	2,172,105
Credit Suisse Group (ADR)^	27,200	1,591,744
Morgan Stanley	52,500	3,226,125

		6,989,974

Commercial Banks (1.4%)
Banco Santander Central Hispano S.A. (ADR)^	70,300	1,003,181
Bank of America Corp.	36,700	1,623,241

		2,626,422

Diversified Financial Services (2.4%)
Citigroup, Inc.	24,600	1,145,868
ING Groep N.V. (ADR)	96,500	3,449,875

		4,595,743

Insurance (10.3%)
ACE Ltd.	35,600	1,949,100
Aegon N.V. (N.Y. Shares)	147,600	2,382,264
Chubb Corp.^	29,700	2,802,195
Commerce Group, Inc.	31,400	1,692,460
Lincoln National Corp.	24,800	1,352,344
Nationwide Financial Services, Inc.	85,000	3,617,600
St. Paul Travelers Cos., Inc.	75,500	3,426,190
UnumProvident Corp.^	122,100	2,482,293

		19,704,446

Real Estate (6.3%)
CBL & Associates Properties, Inc. (REIT)^	45,500	1,925,560
First Industrial Realty Trust, Inc. (REIT)^	50,800	1,984,756
General Growth Properties, Inc. (REIT)^	68,900	3,555,240
Simon Property Group, Inc. (REIT)^	20,600	1,706,504
Trizec Properties, Inc. (REIT)^	130,000	3,027,700

		12,199,760

Thrifts & Mortgage Finance (2.8%)
IndyMac Bancorp, Inc.^	59,500	2,431,170
Washington Mutual, Inc.	71,800	3,038,576

		5,469,746

Total Financials		51,586,091

Health Care (5.8%)
Pharmaceuticals (5.8%)
Biovail Corp.*^	84,500	1,913,925
GlaxoSmithKline plc (ADR)	19,700	1,009,428
Johnson & Johnson	15,300	880,362
Merck & Co., Inc.	27,400	945,300
Pfizer, Inc.	44,100	1,132,488
Sanofi-Aventis (ADR)	48,000	2,208,000
Wyeth	64,500	2,983,125

		11,072,628

Total Health Care		11,072,628

Industrials (14.9%)
Aerospace & Defense (4.0%)
Goodrich Corp.	48,800	1,921,256
Honeywell International, Inc.	27,100	1,041,182
Northrop Grumman Corp.	34,100	2,118,633
Raytheon Co.	64,900	2,658,953

		7,740,024

Commercial Services & Supplies (3.4%)
H&R Block, Inc.^	85,600	2,093,776
R.R. Donnelley & Sons Co.	88,200	2,875,320
Steelcase, Inc., Class A^	91,300	1,538,405

		6,507,501

Industrial Conglomerates (0.9%)
General Electric Co.	53,200	1,742,300

Machinery (2.8%)
Caterpillar, Inc.	40,000	2,716,000
Timken Co.	71,600	2,589,772

		5,305,772

Road & Rail (3.8%)
GATX Corp.^	86,800	3,446,828
Laidlaw International, Inc.	69,600	1,893,120

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Union Pacific Corp.	22,800	$2,016,888

		7,356,836

Total Industrials		28,652,433

Information Technology (6.0%)
Communications Equipment (1.2%)
Nokia OYJ (ADR)	121,500	2,233,170

Electronic Equipment & Instruments (1.4%)
AU Optronics Corp. (ADR)^	180,100	2,753,729

Semiconductors & Semiconductor Equipment (3.4%)
Microchip Technology, Inc.	85,400	3,203,354
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	301,300	3,254,040

		6,457,394

Total Information Technology		11,444,293

Materials (5.2%)
Chemicals (1.9%)
Dow Chemical Co.	9,000	380,700
Lubrizol Corp.	43,000	1,966,820
Rohm & Haas Co.	24,700	1,257,230

		3,604,750

Construction Materials (1.4%)
Cemex S.A. de C.V. (ADR)	41,400	2,731,572

Metals & Mining (0.7%)
Southern Copper Corp.^	16,700	1,454,570

Paper & Forest Products (1.2%)
Louisiana-Pacific Corp.^	76,500	2,252,925

Total Materials		10,043,817

Telecommunication Services (5.3%)
Diversified Telecommunication Services (4.2%)
ALLTEL Corp.	5,900	354,177
AT&T, Inc.	88,400	2,293,980
Telefonos de Mexico S.A. de C.V., Class L (ADR)^	153,800	3,651,212
Verizon Communications, Inc.	54,500	1,725,470

		8,024,839

Wireless Telecommunication Services (1.1%)
Sprint Nextel Corp.	96,000	2,197,440

Total Telecommunication Services		10,222,279

Utilities (8.1%)
Electric Utilities (4.8%)
American Electric Power Co., Inc.	53,800	2,007,816
Edison International, Inc.	69,000	3,023,580
PG&E Corp.	26,400	984,984
TECO Energy, Inc.^	135,800	2,319,464
TXU Corp.	18,302	926,813

		9,262,657

Independent Power Producers & Energy Traders (1.5%)
Duke Energy Corp.^	99,500	2,820,825

Multi-Utilities & Unregulated Power (1.8%)
MDU Resources Group, Inc.	94,900	3,435,380

Total Utilities		15,518,862

Total Common Stocks (97.2%) (Cost $158,092,419)		186,822,400

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (17.8%)
Nomura Securities
4.45%, 2/1/06	$34,187,241	34,187,241

Time Deposit (3.6%)
JPMorgan Chase Nassau
3.98%, 2/1/06	6,993,768	6,993,768

Total Short-Term Investments (21.4%) (Amortized Cost $41,181,009)		41,181,009

Total Investments (118.6%) (Cost/Amortized Cost $199,273,428)		228,003,409
Other Assets Less Liabilities (-18.6%)		(35,832,533)

Net Assets (100%)		$192,170,876

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

Glossary:

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$38,281,138
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$42,398,066

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,637,857
Aggregate gross unrealized depreciation	(1,229,383)

Net unrealized appreciation	$28,408,474

Federal income tax cost of investments	$199,594,935

At January 31, 2006, the Portfolio had loaned securities with a total value of $33,621,812. This was secured by collateral of $34,187,241 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (2.2%)
KBC Groep N.V.	10,150	$1,018,673

Bermuda (3.9%)
ACE Ltd.	10,800	591,300
Catlin Group Ltd.	85,000	773,503
XL Capital Ltd., Class A	6,700	453,322

		1,818,125

Canada (3.8%)
Industrial Alliance Insurance and Financial Services, Inc.	27,500	716,785
National Bank of Canada	9,600	518,499
Sun Life Financial, Inc.	12,000	501,076

		1,736,360

France (10.0%)
Assurances Generales de France	12,570	1,300,471
BNP Paribas	16,800	1,497,377
Credit Agricole S.A.	27,436	967,816
Societe Generale	6,600	871,163

		4,636,827

Germany (3.1%)
Allianz AG	3,500	563,004
Muenchener Rueckversicherungs AG (Registered)	6,500	882,431

		1,445,435

Japan (11.3%)
Leopalace21 Corp.	54,700	1,995,208
Orix Corp.	2,800	725,921
Sanyo Shinpan Finance Co., Ltd.	9,300	581,523
Sumitomo Mitsui Financial Group, Inc.	163	1,907,573

		5,210,225

Netherlands (5.1%)
ABN AMRO Holding N.V.	33,920	941,170
ING Groep N.V. (CVA)	39,670	1,414,790

		2,355,960

Norway (1.5%)
DNB NOR ASA	60,300	674,775

Singapore (1.0%)
DBS Group Holdings Ltd.	46,000	464,875

Spain (1.9%)
Banco Santander Central Hispano S.A.	62,699	901,443

Switzerland (4.0%)
Credit Suisse Group	31,800	1,852,993

United Kingdom (13.2%)
Aviva plc	71,800	919,458
Barclays plc	98,400	1,051,097
Friends Provident plc	120,990	432,234
HBOS plc	47,500	834,533
Kensington Group plc	28,800	550,268
Royal & Sun Alliance Insurance Group plc	200,000	446,115
Royal Bank of Scotland Group plc	60,800	1,880,295

		6,114,000

United States (37.5%)
Bank of America Corp.	38,486	1,702,236
Chubb Corp.^	12,600	1,188,810
Citigroup, Inc.	40,900	1,905,122
Fannie Mae	24,200	1,402,148
Freddie Mac	16,400	1,112,904
Genworth Financial, Inc., Class A	25,800	845,208
Goldman Sachs Group, Inc.	5,000	706,250
Hartford Financial Services Group, Inc.	12,900	1,060,767
JPMorgan Chase & Co.	41,400	1,645,650
Lehman Brothers Holdings, Inc.	5,300	744,385
Merrill Lynch & Co., Inc.	14,100	1,058,487
MetLife, Inc.	28,400	1,424,544
Radian Group, Inc.^	15,000	858,450
St. Paul Travelers Cos., Inc.	22,402	1,016,603
Wachovia Corp.	13,000	712,790

		17,384,354

Total Common Stocks (98.5%) (Cost $32,942,474)		45,614,045

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.5%)
Nomura Securities
4.45%, 2/1/06	$2,085,300	2,085,300

Time Deposits (1.4%)
JPMorgan Chase Nassau
3.98%, 2/1/06	642,381	642,381

Total Short-Term Investments (5.9%) (Amortized Cost $2,727,681)		2,727,681

Total Investments (104.4%) (Cost/Amortized Cost $35,670,155)		48,341,726
Other Assets Less Liabilities (-4.4%)		(2,042,215)

Net Assets (100%)		$46,299,511

^	All, or a portion of security out on loan (See Note 1).

Glossary:

CVA — Dutch Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Capital Markets	9.4%
Commercial Banks	34.4
Consumer Finance	2.8
Diversified Financial Services	12.0
Insurance	28.3
Real Estate	4.3
Thrifts & Mortgage Finance	7.3
Cash and Other	1.5

100.0%

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,061,720
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,800,428

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,942,900
Aggregate gross unrealized depreciation	(480,199)

Net unrealized appreciation	$12,462,701

Federal income tax cost of investments	$35,879,025

At January 31, 2006, the Portfolio had loaned securities with a total value of $2,047,260. This was secured by collateral of $2,085,300 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Bermuda (3.2%)
Ingersoll-Rand Co., Ltd., Class A	11,430	$448,856
XL Capital Ltd., Class A	3,840	259,815

		708,671

Denmark (0.6%)
Vestas Wind Systems A/S*	6,300	124,014

Finland (2.5%)
Sampo Oyj, A shares	27,860	542,639

France (7.3%)
BNP Paribas S.A.	6,630	590,929
Schneider Electric S.A.	5,020	524,237
Vivendi Universal S.A.	15,680	490,857

		1,606,023

Hong Kong (1.3%)
China Mobile (Hong Kong) Ltd.	58,000	281,880

Ireland (1.6%)
Kerry Group plc, Class A	16,620	360,243

Japan (8.8%)
Asahi Glass Co., Ltd.	28,000	405,655
Canon, Inc. (ADR)^	5,880	354,094
Shinsei Bank Ltd.	71,000	474,283
Toyota Motor Corp.	13,700	711,536

		1,945,568

South Korea (9.7%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,620	483,051
Kookmin Bank (ADR)*	7,590	605,227
Samsung Electronics Co., Ltd. (Non-Voting)	1,800	1,056,134

		2,144,412

Sweden (3.7%)
Alfa Laval AB	8,000	172,289
Atlas Copco AB	7,500	175,802
Sandvik AB	9,530	468,047

		816,138

Switzerland (4.6%)
Credit Suisse Group	7,410	431,782
Novartis AG (Registered)	7,890	432,346
SGS S.A.	160	149,746

		1,013,874

United Kingdom (8.9%)
BG Group plc	32,410	365,785
BP plc	76,900	923,945
DSG International plc	137,110	427,681
Reckitt Benckiser plc	7,170	235,247

		1,952,658

United States (43.6%)
3M Co.	1,640	119,310
Aflac, Inc.	14,910	700,024
Anadarko Petroleum Corp.	1,830	197,311
Apache Corp.	4,050	305,897
Cisco Systems, Inc.*	23,150	429,895
Citigroup, Inc.	15,300	712,674
Emerson Electric Co.	1,850	143,283
Fannie Mae	10,170	589,250
Illinois Tool Works, Inc.	1,850	155,937
Invitrogen Corp.*^	2,595	178,744
Laureate Education, Inc.*	5,580	290,718
Mellon Financial Corp.	10,340	364,692
Merrill Lynch & Co., Inc.	8,850	664,369
Microsoft Corp.	22,700	639,005
Noble Energy, Inc.	8,790	406,801
PepsiCo, Inc.	7,310	417,986
Praxair, Inc.	8,740	460,423
Procter & Gamble Co.	6,750	399,802
Roper Industries, Inc.	3,610	145,664
Tiffany & Co.^	4,650	175,305
Wal-Mart Stores, Inc.	20,720	955,399
Walgreen Co.	5,540	239,771
Walt Disney Co.	23,000	582,130
Weatherford International Ltd.*	7,690	344,358

		9,618,748

Total Common Stocks (95.8%) (Cost $17,298,017)		21,114,868

	Principal Amount
LONG-TERM DEBT SECURITIES:
Commercial Paper (0.0%)
Shared Interest Promissory Note
1.70%, 3/31/07† (Amortized Cost $10,000)	$10,000	10,000

SHORT-TERM INVESTMENTS:
Certificates of Deposits (0.3%)
Economic Development Certificate
4.27%, 8/31/06†	31,164	31,164
Shore Bank
3.55%, 12/26/06	40,727	40,255

		71,419

Short-Term Investments of Cash Collateral for Securities Loaned (1.9%)
Nomura Securities
4.45%, 2/1/06	407,500	407,500

Time Deposit (3.5%)
JPMorgan Chase Nassau
3.98%, 2/1/06	764,503	764,503

Total Short-Term Investments (5.7%) (Amortized Cost $1,243,894)		1,243,422

Total Investments (101.5%) (Cost/Amortized Cost $18,551,911)		22,368,290
Other Assets Less Liabilities (-1.5%)		(333,673)

Net Assets (100%)		$22,034,617

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $41,164 or 0.19% of net assets) valued at fair value.

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		10.8%
Consumer Staples		11.8
Energy		11.6
Financials
Capital Markets	6.6
Commercial Banks	7.6
Diversified Financial Services	3.2
Insurance	6.8
Thrifts & Mortgage Finance	2.7

Total Financials		26.9
Health Care		2.8
Industrials		16.5
Information Technology		12.0
Materials		2.1
Telecommunication Services		1.3
Cash and Other		4.2

		100.0%

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,348,905
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,468,073

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,060,421
Aggregate gross unrealized depreciation	(265,795)

Net unrealized appreciation	$3,794,626

Federal income tax cost of investments	$18,573,664

At January 31, 2006, the Portfolio had loaned securities with a total value of $398,200. This was secured by collateral of $407,500 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $25,155 which expires in the year 2011. The fund utilized $525,963 in capital loss carryforward during the fiscal year ended, October 31, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (97.9%)
Agency CMO (11.2%)
Federal National Mortgage Association
5.000%, 6/1/35	$9,729,152	$9,403,043
5.000%, 7/1/35	8,709,395	8,417,467
5.000%, 8/1/35	985,982	952,933
Government National Mortgage Association
6.000%, 6/16/32	5,824,230	5,897,349

		24,670,792

US Government Agencies (86.7%)
Federal Home Loan Mortgage Corp.
7.000%, 9/1/17	71,594	74,533
7.000%, 10/1/17	58,718	61,129
10.000%, 10/1/18	106,716	117,230
4.500%, 5/1/19	8,582,025	8,348,074
10.000%, 7/1/20	141,095	155,542
10.000%, 10/1/20	105,126	116,200
6.500%, 7/1/21	518,620	534,888
9.000%, 10/1/22	289,703	317,558
4.852%, 11/1/32 (l)	2,118,166	2,124,518
6.000%, 10/1/34	3,266,399	3,300,722
4.500%, 10/1/35	4,959,491	4,648,052
5.500%, 11/1/35	5,958,318	5,900,196
Federal National Mortgage Association
5.500%, 1/1/09	155,133	156,108
6.500%, 2/1/09	8,986	9,232
5.500%, 6/1/09	273,048	275,870
7.000%, 3/1/14	138,038	144,069
8.000%, 11/1/16	796,639	851,181
6.500%, 8/1/19	692,728	716,395
9.500%, 8/1/20	55,284	59,806
9.500%, 10/1/20	164,916	178,404
5.500%, 2/1/23	4,551,660	4,546,633
5.500%, 8/1/23	5,977,606	5,971,004
6.000%, 11/1/28	624,658	631,026
6.000%, 11/1/28	957,482	967,244
7.000%, 11/1/30	80,002	83,158
5.689%, 6/1/32 (l)	1,024,418	1,033,293
4.676%, 11/1/32 (l)	2,564,570	2,545,737
4.816%, 12/1/32 (l)	2,409,739	2,397,606
542%, 2/1/33 (l)	4,016,289	3,973,417
4.142%, 4/1/33 (l)	5,972,615	5,832,146
4.380%, 4/1/33 (l)	3,505,210	3,448,248
4.198%, 5/1/33 (l)	8,182,921	8,251,226
4.260%, 5/1/33 (l)	6,896,922	6,957,780
5.500%, 7/1/33	6,728,899	6,618,065
4.500%, 9/1/33	5,787,375	5,427,134
4.094%, 10/1/33 (l)	8,850,796	8,602,078
4.917%, 9/1/35 (l)	8,585,931	8,535,452
Government National Mortgage Association
9.000%, 8/15/16	903	990
7.000%, 12/15/27	461,149	484,271
6.500%, 8/15/28	96,117	100,486
6.000%, 1/15/29	764,788	784,188
7.000%, 6/15/29	269,265	282,766
7.000%, 10/15/29	403,776	424,021
4.000%, 3/20/32 (l)	1,038,779	1,029,950
5.500%, 12/15/32	8,827,678	8,869,530
5.000%, 5/15/33	15,951,063	15,712,659
5.000%, 6/15/33	10,011,560	9,861,927
5.000%, 7/15/33	32,597,296	32,110,097
5.000%, 9/15/33	3,975,151	3,915,738
5.000%, 3/15/34	7,705,258	7,590,095
5.500%, 6/15/34	5,341,278	5,366,601

		190,444,273

Total Government Securities		215,115,065

Total Long-Term Debt Securities (97.9%) (Cost $215,703,660)		215,115,065

SHORT-TERM INVESTMENT:
Time Deposit (1.9%)
JPMorgan Chase Nassau
3.98%, 2/1/06 (Amortized Cost $4,023,185)	4,023,185	4,023,185

Total Investments (99.8%) (Cost/Amortized Cost $219,726,845)		219,138,250
Other Assets Less Liabilities (0.2%)		529,940

Net Assets (100%)		$219,668,190

(l)	Floating rate security. Rate disclosed is as of January 31, 2006.

Glossary:

CMO — Collateralized Mortgage Obligation

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
U.S. Government and Government Agency securities	$3,061,720
Net Proceeds of Sales and Redemptions:
U.S. Government and Government Agency securities	$2,800,428

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,080,668
Aggregate gross unrealized depreciation	(2,669,264)

Net unrealized depreciation	$(588,596)

Federal income tax cost of investments	$219,726,846

The Fund has a net capital loss carryforward of $236,459 of which $22,367 expires in the year 2012 and $214,092 expires in the year 2013.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.6%)
Auto Components (2.2%)
BorgWarner, Inc.^	20,900	$1,152,217
Johnson Controls, Inc.	45,300	3,136,572

		4,288,789

Automobiles (0.9%)
Harley-Davidson, Inc.^	34,000	1,820,020

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	50,900	2,634,584

Internet & Catalog Retail (1.2%)
Expedia, Inc.*^	86,700	2,255,934

Media (4.9%)
Clear Channel Communications, Inc.^	60,100	1,759,127
DIRECTV Group, Inc.*^	82,900	1,146,507
Omnicom Group, Inc.	49,600	4,056,784
R.H. Donnelley Corp.*^	10,380	681,146
Univision Communications, Inc., Class A*	67,100	2,136,464

		9,780,028

Multiline Retail (1.1%)
Kohl’s Corp.*	49,100	2,179,549

Total Consumer Discretionary		22,958,904

Consumer Staples (4.1%)
Beverages (0.7%)
Anheuser-Busch Cos., Inc.	33,000	1,367,520

Food & Staples Retailing (3.4%)
Costco Wholesale Corp.	86,900	4,335,441
Kroger Co.*	133,600	2,458,240

		6,793,681

Total Consumer Staples		8,161,201

Energy (4.8%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	18,200	1,409,408
GlobalSantaFe Corp.	40,500	2,472,525

		3,881,933

Oil & Gas (2.9%)
Exxon Mobil Corp.	31,000	1,945,250
Marathon Oil Corp.	48,500	3,728,195

		5,673,445

Total Energy		9,555,378

Financials (24.0%)
Capital Markets (5.6%)
Mellon Financial Corp.	118,000	4,161,860
Morgan Stanley	111,200	6,833,240

		10,995,100

Commercial Banks (6.0%)
Fifth Third Bancorp	93,900	3,527,823
PNC Financial Services Group, Inc.	41,000	2,659,260
Wells Fargo & Co.	92,800	5,787,008

		11,974,091

Diversified Financial Services (6.7%)
Citigroup, Inc.	185,100	8,621,958
JPMorgan Chase & Co.	118,300	4,702,425

		13,324,383

Insurance (3.5%)
American International Group, Inc.	74,400	4,870,224
Hartford Financial Services Group, Inc.	25,400	2,088,642

		6,958,866

Thrifts & Mortgage Finance (2.2%)
Freddie Mac	63,500	4,309,110

Total Financials		47,561,550

Health Care (20.3%)
Biotechnology (2.8%)
Cephalon, Inc.*^	32,900	2,332,281
Genzyme Corp.*	44,000	3,121,360

		5,453,641

Health Care Equipment & Supplies (2.2%)
Medtronic, Inc.	24,200	1,366,574
Waters Corp.*	42,000	1,761,900
Zimmer Holdings, Inc.*^	18,700	1,289,365

		4,417,839

Health Care Providers & Services (6.4%)
Caremark Rx, Inc.*	36,100	1,779,730
HEALTHSOUTH Corp.*^	127,100	613,893
Medco Health Solutions, Inc.*	45,300	2,450,730
UnitedHealth Group, Inc.	82,500	4,902,150
WellPoint, Inc.*	37,700	2,895,360

		12,641,863

Pharmaceuticals (8.9%)
Allergan, Inc.^	40,400	4,702,560
Bristol-Myers Squibb Co.	59,200	1,349,168
Johnson & Johnson	73,100	4,206,174
Mylan Laboratories, Inc.	43,750	861,875
Wyeth	141,700	6,553,625

		17,673,402

Total Health Care		40,186,745

Industrials (10.7%)
Aerospace & Defense (2.7%)
Lockheed Martin Corp.	43,200	2,922,480
Northrop Grumman Corp.	39,000	2,423,070

		5,345,550

Air Freight & Logistics (1.5%)
FedEx Corp.	29,600	2,994,040

Building Products (1.9%)
Masco Corp.^	126,400	3,747,760

Commercial Services & Supplies (0.7%)
Cendant Corp.	83,000	1,389,420

Machinery (1.9%)
Illinois Tool Works, Inc.	44,100	3,717,189

Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.	49,500	3,965,940

Total Industrials		21,159,899

Information Technology (13.0%)
Computers & Peripherals (1.2%)
Dell, Inc.*	77,000	2,256,870

Electronic Equipment & Instruments (0.9%)
Mettler-Toledo International, Inc.*	31,700	1,835,113

IT Services (1.0%)
Accenture Ltd., Class A	63,200	1,992,696

Semiconductors & Semiconductor Equipment (2.6%)
Analog Devices, Inc.	31,600	1,256,732
Applied Materials, Inc.	12,900	245,745

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Intel Corp.	108,800	$2,314,176
Xilinx, Inc.	44,500	1,253,120

		5,069,773

Software (7.3%)
Mercury Interactive Corp.*^	43,000	1,494,250
Microsoft Corp.	281,400	7,921,410
Oracle Corp.*	269,200	3,383,844
Symantec Corp.*	90,796	1,668,831

		14,468,335

Total Information Technology		25,622,787

Telecommunication Services (4.0%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	93,600	2,428,920

Wireless Telecommunication Services (2.8%)
Sprint Nextel Corp.	241,483	5,527,546

Total Telecommunication Services		7,956,466

Utilities (6.0%)
Electric Utilities (4.3%)
American Electric Power Co., Inc.	47,000	1,754,040
Exelon Corp.	95,400	5,477,868
Northeast Utilities	24,400	485,072
Pepco Holdings, Inc.^	36,800	846,768

		8,563,748

Multi-Utilities & Unregulated Power (1.7%)
NiSource, Inc.^	56,100	1,151,733
Sempra Energy	44,600	2,143,030

		3,294,763

Total Utilities		11,858,511

Total Common Stocks (98.5%) (Cost $162,738,306)		195,021,441

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.8%)
Nomura Securities
4.45%, 2/1/06	$15,423,166	$15,423,166

Time Deposit (1.7%)
JPMorgan Chase Nassau
3.98%, 2/1/06	3,486,447	3,486,447

Total Short-Term Investments (9.5%) (Amortized Cost $18,909,613)		18,909,613

Total Investments (108.0%) (Cost/Amortized Cost $181,647,919)		213,931,054
Other Assets Less Liabilities (-8.0%)		(15,874,021)

Net Assets (100%)		$198,057,033

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$29,492,660
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$34,811,844

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,299,053
Aggregate gross unrealized depreciation	(4,102,277)

Net unrealized appreciation	$32,196,776

Federal income tax cost of investments	$181,734,278

At January 31, 2006, the Portfolio had loaned securities with a total value of $15,129,881. This was secured by collateral of $15,423,166 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended January 31, 2006, the Fund incurred approximately $411 as brokerage commissions with UBS AG, an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $21,768,396 which expires in the year 2011. The Fund utilized $17,436,378 in capital loss carryforward during the fiscal year ended October 31, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (25.2%)
Auto Components (0.7%)
TRW Automotive, Inc.
9.375%, 2/15/13^	$1,397,000	$1,519,238

Automobiles (1.0%)
Ford Motor Credit Co.
7.875%, 6/15/10	1,635,000	1,538,504
7.000%, 10/1/13^	700,000	634,074

		2,172,578

Distributors (0.7%)
Buhrmann U.S., Inc.
8.250%, 7/1/14^	1,550,000	1,573,250

Hotels, Restaurants & Leisure (8.3%)
American Casino & Entertainment Properties LLC
7.850%, 2/1/12	975,000	996,938
Boyd Gaming Corp.
7.750%, 12/15/12	1,500,000	1,563,750
6.750%, 4/15/14^	100,000	98,250
Caesars Entertainment, Inc.
9.375%, 2/15/07	250,000	259,688
8.125%, 5/15/11^	1,100,000	1,212,750
Hilton Hotels Corp.
8.250%, 2/15/11	150,000	164,256
Intrawest Corp.
7.500%, 10/15/13	1,000,000	1,025,000
Landry’s Restaurants, Inc.,
Series B
7.500%, 12/15/14^	1,600,000	1,512,000
Mandalay Resort Group,
Series B
10.250%, 8/1/07	375,000	399,375
MGM MIRAGE
9.750%, 6/1/07	1,175,000	1,233,750
6.000%, 10/1/09	600,000	597,000
8.500%, 9/15/10	1,100,000	1,193,500
6.750%, 9/1/12	200,000	203,500
Mohegan Tribal Gaming Authority
6.375%, 7/15/09	600,000	606,000
7.125%, 8/15/14^	425,000	438,813
Restaurant Co.
10.000%, 10/1/13^§	600,000	565,500
Royal Caribbean Cruises Ltd.
8.000%, 5/15/10	1,100,000	1,196,378
San Pasqual Casino
8.000%, 9/15/13§	1,125,000	1,139,062
Seneca Gaming Corp.
7.250%, 5/1/12^	700,000	708,750
7.250%, 5/1/12^§	300,000	303,750
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12^	1,600,000	1,752,000
Station Casinos, Inc.
6.875%, 3/1/16	1,150,000	1,168,687

		18,338,697

Household Durables (1.3%)
Interface, Inc.
10.375%, 2/1/10^	1,200,000	1,305,000
K Hovnanian Enterprises, Inc.
6.000%, 1/15/10	425,000	412,747
Standard-Pacific Corp.
6.875%, 5/15/11	675,000	653,063
7.000%, 8/15/15	600,000	565,500

		2,936,310

Internet & Catalog Retail (0.5%)
FTD, Inc.
7.750%, 2/15/14	988,000	985,530

Media (8.2%)
CBD Media, Inc.
8.625%, 6/1/11	425,000	429,781
CSC Holdings, Inc.
7.250%, 7/15/08	175,000	175,438
8.125%, 7/15/09, Series B	650,000	659,750
Dex Media East LLC/Dex Media East Finance Co.
9.875%, 11/15/09^	450,000	486,000
12.125%, 11/15/12	375,000	434,063
Dex Media West LLC/Dex Media Finance Co.,
Series B
8.500%, 8/15/10^	550,000	580,937
9.875%, 8/15/13	1,489,000	1,643,484
DirecTV Holdings LLC
8.375%, 3/15/13	405,000	434,362
6.375%, 6/15/15^	1,250,000	1,225,000
Echostar DBS Corp.
6.375%, 10/1/11^	550,000	536,250
6.625%, 10/1/14	600,000	582,000
Houghton Mifflin Co.
8.250%, 2/1/11^	1,375,000	1,430,000
Imax Corp.
9.625%, 12/1/10	1,350,000	1,380,375
Inmarsat Finance plc
7.625%, 6/30/12	232,000	238,670
Intelsat Bermuda Ltd.
9.609%, 1/15/12§ (l)	500,000	508,750
8.500%, 1/15/13§	450,000	448,875
8.875%, 1/15/15§	2,000,000	2,005,000
Mediacom LLC
9.500%, 1/15/13^	750,000	744,375
Primedia, Inc.
8.875%, 5/15/11	775,000	724,625
Quebecor Media, Inc.
7.750%, 3/15/16§	400,000	408,000
R.H. Donnelley Corp.
6.875%, 1/15/13^	350,000	321,125
6.875%, 1/15/13^§	650,000	596,375
Rogers Cable, Inc.
6.250%, 6/15/13^	300,000	296,250
Sinclair Broadcast Group, Inc.
8.750%, 12/15/11	925,000	963,156
Videotron Ltee
6.875%, 1/15/14	375,000	380,625
6.375%, 12/15/15^§	500,000	495,000

		18,128,266

Multiline Retail (1.9%)
J.C. Penney Corp., Inc.
8.000%, 3/1/10	775,000	845,927
7.650%, 8/15/16	925,000	1,044,494
Neiman Marcus Group, Inc. (Zero Coupon), 4/6/13 (e)	355,059	358,541
9.000%, 10/15/15^§	1,425,000	1,478,438
Saks, Inc.
8.250%, 11/15/08	525,000	546,000

		4,273,400

Specialty Retail (0.6%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12	200,000	203,000
8.000%, 3/15/14^	450,000	441,000
Autonation, Inc.
9.000%, 8/1/08	400,000	429,500

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
PETCO Animal Supplies, Inc.
10.750%, 11/1/11	$131,000	$140,661

		1,214,161

Textiles, Apparel & Luxury Goods (2.0%)
INVISTA
9.250%, 5/1/12 §	325,000	346,125
Levi Strauss & Co.
9.280%, 4/1/12 (l)^	725,000	743,125
Perry Ellis International, Inc.,
Series B
8.875%, 9/15/13	1,450,000	1,431,875
Phillips-Van Heusen Corp.
7.250%, 2/15/11	1,525,000	1,555,500
8.125%, 5/1/13^	325,000	342,875

		4,419,500

Total Consumer Discretionary		55,560,930

Consumer Staples (5.8%)
Beverages (0.7%)
Constellations Brands, Inc.,
Series B
8.125%, 1/15/12^	870,000	911,325
Cott Beverages, Inc.
8.000%, 12/15/11^	550,000	562,375

		1,473,700

Food & Staples Retailing (2.5%)
Delhaize America, Inc.
8.125%, 4/15/11	1,575,000	1,711,504
Ingles Markets, Inc.
8.875%, 12/1/11^	2,025,000	2,126,250
Jean Coutu Group PJC, Inc.
7.625%, 8/1/12^	1,050,000	1,050,000
Pantry, Inc.
7.750%, 2/15/14^	650,000	664,625

		5,552,379

Food Products (1.2%)
Dole Foods Co.
8.625%, 5/1/09^	993,000	1,014,101
Pilgrim’s Pride Corp.
9.250%, 11/15/13^	475,000	504,688
Smithfield Foods, Inc.
7.625%, 2/15/08^	505,000	515,731
7.750%, 5/15/13, Series B^	625,000	657,031

		2,691,551

Household Products (0.9%)
Central Garden & Pet Co.
9.125%, 2/1/13^	1,800,000	1,890,000

Personal Products (0.5%)
Elizabeth Arden, Inc.
7.750%, 1/15/14^	1,150,000	1,164,375

Total Consumer Staples		12,772,005

Energy (7.8%)
Energy Equipment & Services (1.7%)
Atlas Pipeline Partners LP
8.125%, 12/15/15§	725,000	746,750
Hanover Compressor Co. (Zero Coupon), 3/31/07	400,000	363,000
Hanover Equipment Trust,
Series 01-B
8.750%, 9/1/11	1,700,000	1,791,375
Universal Compression, Inc.
7.250%, 5/15/10	850,000	875,500

		3,776,625

Oil & Gas (6.1%)
AmeriGas Partners LP
7.250%, 5/20/15	350,000	350,875
7.125%, 5/20/16^	500,000	496,250
Chesapeake Energy Corp.
6.625%, 1/15/16^	2,425,000	2,449,250
Compton Petroleum Finance Corp.
7.625%, 12/1/13^§	450,000	459,000
Denbury Resources, Inc.
7.500%, 12/15/15	550,000	570,625
El Paso Corp.
7.000%, 5/15/11	625,000	635,156
7.875%, 6/15/12^	1,960,000	2,072,700
Ferrellgas LP
6.750%, 5/1/14	138,000	132,825
Kerr-McGee Corp.
6.875%, 9/15/11^	1,075,000	1,146,362
Massey Energy Co.
6.625%, 11/15/10	900,000	913,500
Peabody Energy Corp.,
Series B
6.875%, 3/15/13^	250,000	258,750
Pogo Producing Co.
6.875%, 10/1/17^§	650,000	650,000
Teekay Shipping Corp.
8.875%, 7/15/11	1,250,000	1,404,688
Whiting Petroleum Corp.
7.000%, 2/1/14^§	200,000	201,000
Williams Cos., Inc.
7.125%, 9/1/11	1,475,000	1,537,687
YPF Sociedad Anonima
9.125%, 2/24/09	250,000	270,000

		13,548,668

Total Energy		17,325,293

Financials (8.8%)
Capital Markets (1.6%)
Arch Western Finance LLC
6.750%, 7/1/13^	875,000	883,750
Basell AF SCA
8.375%, 8/15/15^§	1,435,000	1,433,207
E*Trade Financial Corp.
7.375%, 9/15/13§	1,050,000	1,071,000
Residential Capital Corp.
6.375%, 6/30/10	250,000	256,267

		3,644,224

Commercial Banks (0.4%)
Western Financial Bank FSB
9.625%, 5/15/12	800,000	896,000

Consumer Finance (2.2%)
General Motors Acceptance Corp.
6.875%, 9/15/11^	5,060,000	4,830,939

Diversified Financial Services (1.9%)
American Real Estate Partners Finance Corp.
7.125%, 2/15/13 §	100,000	101,250
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14	1,040,000	1,154,400
Dollar Financial Group, Inc.
9.750%, 11/15/11	1,900,000	1,964,125
Rainbow National Services LLC
8.750%, 9/1/12 (b)	200,000	214,250
10.375%, 9/1/14^§	650,000	728,000

		4,162,025

Real Estate (2.7%)
Felcor Lodging LP (REIT)
9.000%, 6/1/11^	1,300,000	1,431,625
Host Marriott LP (REIT)
9.500%, 1/15/07, Series I	600,000	621,750
7.000%, 8/15/12, Series M^	250,000	255,625

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
7.125%, 11/1/13^	$1,000,000	$1,028,750
Meristar Hospitality Corp. (REIT)
9.125%, 1/15/11^	925,000	1,001,312
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13	1,150,000	1,132,750
Ventas Realty LP/Ventas Capital Corp. (REIT)
7.125%, 6/1/15	500,000	523,125

		5,994,937

Total Financials		19,528,125

Health Care (4.4%)
Health Care Equipment & Supplies (0.5%)
Fisher Scientific International, Inc.
6.125%, 7/1/15§	200,000	200,250
WH Holdings Ltd./ WH Capital Corp.
9.500%, 4/1/11	825,000	888,937

		1,089,187

Health Care Providers & Services (3.2%)
Alderwoods Group, Inc.
7.750%, 9/15/12	1,425,000	1,471,312
Beverly Enterprises, Inc.
7.875%, 6/15/14	200,000	220,000
Carriage Services, Inc.
7.875%, 1/15/15	335,000	340,444
DaVita, Inc.
6.625%, 3/15/13	1,075,000	1,085,750
DaVita, Inc. Term Loan
6.350%, 10/5/12	718,787	728,670
HCA, Inc.
6.950%, 5/1/12	575,000	591,617
7.500%, 11/6/33	225,000	226,643
Service Corp. International
6.750%, 4/1/16	750,000	741,563
U.S. Oncology, Inc.
9.000%, 8/15/12	1,550,000	1,646,875

		7,052,874

Pharmaceuticals (0.7%)
Mylan Labs, Inc.
6.375%, 8/15/15^§	750,000	761,250
Omnicare, Inc.
6.750%, 12/15/13	900,000	900,000

		1,661,250

Total Health Care		9,803,311

Industrials (9.2%)
Aerospace & Defense (2.1%)
Argo-Tech Corp.
9.250%, 6/1/11	1,200,000	1,275,000
Bombardier, Inc.
6.750%, 5/1/12§	500,000	466,250
DRS Technologies, Inc.
6.625%, 2/1/16	725,000	730,437
Esterline Technologies Corp.
7.750%, 6/15/13	650,000	676,000
L-3 Communications Corp.
6.125%, 7/15/13	150,000	147,750
5.875%, 1/15/15	575,000	554,875
6.375%, 10/15/15§	225,000	223,875
Moog, Inc.
6.250%, 1/15/15	650,000	638,625

		4,712,812

Automobiles (0.2%)
Navistar International Corp.
6.250%, 3/1/12	515,000	481,525

Building Products (0.6%)
Goodman Global Holdings Co., Inc.
7.875%, 12/15/12^§	1,400,000	1,323,000

Commercial Services & Supplies (1.9%)
Adesa, Inc.
7.625%, 6/15/12^	75,000	75,000
Allied Waste North America,
Series B
8.875%, 4/1/08^	750,000	790,313
5.750%, 2/15/11^§	600,000	571,500
Corrections Corp. of America
7.500%, 5/1/11	900,000	928,125
United Rentals North America, Inc.
6.500%, 2/15/12	1,850,000	1,822,250

		4,187,188

Electrical Equipment (1.2%)
Dresser, Inc.
9.375%, 4/15/11	1,950,000	2,052,375
General Cable Corp.
9.500%, 11/15/10	150,000	159,750
Thomas & Betts Corp.
7.250%, 6/1/13	500,000	526,536

		2,738,661

Industrial Conglomerates (0.6%)
Trinity Industries, Inc.
6.500%, 3/15/14	1,350,000	1,346,625

Machinery (2.4%)
Briggs & Stratton Corp.
8.875%, 3/15/11	1,250,000	1,398,086
Case New Holland, Inc.
9.250%, 8/1/11^	2,075,000	2,220,250
Douglas Dynamics LLC
7.750%, 1/15/12§	1,000,000	965,000
Dresser-Rand Group, Inc.
7.625%, 11/1/14§	659,000	682,065

		5,265,401

Road & Rail (0.2%)
Hertz Corp.
8.875%, 1/1/14§	350,000	361,375

Total Industrials		20,416,587

Information Technology (3.4%)
Communications Equipment (0.5%)
American Towers, Inc.
7.250%, 12/1/11	1,100,000	1,146,750

IT Services (1.4%)
SunGard Data Systems, Inc.
9.125%, 8/15/13^§	1,375,000	1,430,000
4.875%, 1/15/14^	1,900,000	1,653,000

		3,083,000

Office Electronics (1.5%)
Xerox Corp.
9.750%, 1/15/09^	775,000	857,344
7.125%, 6/15/10	375,000	390,000
7.625%, 6/15/13^	100,000	106,250
7.200%, 4/1/16	1,725,000	1,828,500

		3,182,094

Total Information Technology		7,411,844

Materials (9.4%)
Chemicals (3.0%)
Equistar Chemicals LP
10.625%, 5/1/11^	900,000	990,000

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)

Hercules, Inc.
6.750%, 10/15/29	$600,000	$577,500
Huntsman International LLC
9.875%, 3/1/09	125,000	131,250
Ineos Group Holdings plc
8.500%, 2/15/16	450,000	450,000
Nalco Co.
7.750%, 11/15/11^	900,000	918,000
8.875%, 11/15/13^	500,000	522,500
PolyOne Corp.
8.875%, 5/1/12	525,000	511,875
Rockwood Specialties Group, Inc.
7.500%, 11/15/14^	1,300,000	1,282,125
Westlake Chemical Corp.
8.750%, 7/15/11	560,000	611,800
6.625%, 1/15/16^	650,000	650,812

		6,645,862

Construction Materials (0.7%)
Texas Industries, Inc.
7.250%, 7/15/13	1,075,000	1,109,938
U.S. Concrete, Inc.
8.375%, 4/1/14	450,000	459,000

		1,568,938

Containers & Packaging (1.7%)
Ball Corp.
6.875%, 12/15/12	50,000	51,063
Crown Americas, Inc.
7.750%, 11/15/15§	915,000	949,312
Owens-Brockway Glass Container, Inc.
8.750%, 11/15/12^	825,000	886,875
Owens-Illinois, Inc.
7.350%, 5/15/08	1,350,000	1,360,125
7.500%, 5/15/10^	475,000	482,125

		3,729,500

Metals & Mining (2.2%)
AK Steel Holding Corp.
7.750%, 6/15/12^	550,000	536,250
California Steel Industries, Inc.
6.125%, 3/15/14	200,000	190,500
Foundation PA Coal Co.
7.250%, 8/1/14^	625,000	648,437
International Steel Group, Inc.
6.500%, 4/15/14^	175,000	178,500
Ispat Inland ULC
9.750%, 4/1/14	844,000	970,600
Novelis, Inc.
7.750%, 2/15/15§	750,000	708,750
Steel Dynamics, Inc.
9.500%, 3/15/09	1,325,000	1,391,250
United States Steel Corp.
10.750%, 8/1/08^	211,000	234,210

		4,858,497

Paper & Forest Products (1.8%)
Buckeye Technologies, Inc.
8.000%, 10/15/10	80,000	77,200
8.500%, 10/1/13	1,100,000	1,105,500
Catalyst Paper Corp.
7.375%, 3/1/14^	200,000	176,000
Georgia-Pacific Corp.
8.125%, 5/15/11^	675,000	686,813
9.500%, 12/1/11	750,000	804,375
Plastipak Holdings, Inc.
8.500%, 12/15/15^§	1,025,000	1,050,625

		3,900,513

Total Materials		20,703,310

Telecommunication Services (10.0%)
Diversified Telecommunication Services (4.7%)
AT&T Corp.
9.050%, 11/15/11	1,075,000	1,184,653
Citizens Communications Co.
6.250%, 1/15/13^	1,475,000	1,430,750
Hawaiian Telcom Communications, Inc.
9.750%, 5/1/13^§	1,075,000	1,061,563
12.500%, 5/1/15§	650,000	609,375
MCI, Inc.
8.735%, 5/1/14	2,250,000	2,536,875
Pathnet, Inc.
12.250%, 4/15/08†(h)	250,000	—
Qwest Communications International, Inc.
7.500%, 2/15/14^	450,000	454,500
Qwest Corp.
8.875%, 3/15/12	1,325,000	1,467,437
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14^	1,635,000	1,741,275
Williams Communications Group, Inc.
11.700%, 8/1/08†(h)	750,000	—

		10,486,428

Wireless Telecommunication Services (5.3%)
American Cellular Corp.,
Series B
10.000%, 8/1/11	2,250,000	2,446,875
Dobson Cellular Systems
8.375%, 11/1/11^	550,000	585,750
New Skies Satellites N.V.
9.125%, 11/1/12	800,000	856,000
Nextel Communications, Inc.,
Series F
5.950%, 3/15/14	1,575,000	1,586,176
PanAmSat Corp.
6.375%, 1/15/08	325,000	327,032
9.000%, 8/15/14	1,096,000	1,152,170
Rogers Wireless, Inc.
9.625%, 5/1/11	1,300,000	1,501,500
7.500%, 3/15/15^	2,025,000	2,197,125
SBA Communications Corp.
8.500%, 12/1/12^	746,000	824,330
Zeus Special Subsidiary, Ltd. (Zero Coupon), 2/1/15^§(e)	225,000	148,500

		11,625,458

Total Telecommunication Services		22,111,886

Utilities (12.6%)
Electric Utilities (6.8%)
CMS Energy Corp.
8.900%, 7/15/08	600,000	639,000
7.500%, 1/15/09^	675,000	695,250
7.750%, 8/1/10	775,000	815,688
Edison Mission Energy
9.875%, 4/15/11	950,000	1,102,000
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14^	550,000	518,375
Midwest Generation LLC
8.750%, 5/1/34	1,450,000	1,587,750
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.500%, 9/1/10	1,675,000	1,779,687
Nevada Power Co.
6.500%, 4/15/12	600,000	615,000
5.875%, 1/15/15, Series L^	325,000	323,115

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Sierra Pacific Resources
8.625%, 3/15/14	$1,500,000	$1,632,423
6.750%, 8/15/17§	250,000	250,625
TECO Energy, Inc.
7.500%, 6/15/10	700,000	749,000
6.750%, 5/1/15	350,000	369,250
Tenaska Alabama Partners LP
7.000%, 6/30/21§	794,628	806,529
Texas Genco Financing Corp. LLC
6.875%, 12/15/14^§	1,625,000	1,759,062
TXU Corp.,
Series P
5.550%, 11/15/14^	1,500,000	1,408,563

		15,051,317

Gas Utilities (1.2%)
ANR Pipeline Co.
8.875%, 3/15/10	300,000	320,928
Colorado Interstate Gas Co.
6.800%, 11/15/15 (b)	500,000	519,505
Southern Natural Gas Co.
8.875%, 3/15/10	825,000	882,551
Suburban Propane Partners LP
6.875%, 12/15/13^	1,035,000	985,838

		2,708,822

Independent Power Producers & Energy Traders (2.6%)
Dynegy Holdings, Inc.
9.875%, 7/15/10 ^§	350,000	383,250
Mirant North America LLC
7.375%, 12/31/13^§	1,225,000	1,246,438
NRG Energy, Inc.
8.000%, 12/15/13^	1,582,000	1,763,930
7.375%, 2/1/16	2,325,000	2,365,687

		5,759,305

Multi-Utilities & Unregulated Power (2.0%)
AES Corp.
9.500%, 6/1/09^	1,025,000	1,108,281
8.875%, 2/15/11	600,000	648,000
8.750%, 5/15/13§	900,000	978,750
Reliant Energy, Inc.
9.250%, 7/15/10^	1,150,000	1,135,625
9.500%, 7/15/13^	450,000	445,500

		4,316,156

Total Utilities		27,835,600

Total Long-Term Debt Securities (96.6%) (Cost $207,952,916)		213,468,891

	Number of Shares
COMMON STOCKS:
Financials (0.1%)
Diversified Financial Services (0.1%)
Leucadia National Corp.^	5,419	284,335

Total Financials		284,335

Health Care (0.3%)
Health Care Equipment & Supplies (0.3%)
Dade Behring Holdings, Inc	18,000	704,340

Total Health Care		704,340

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc.†	4,056	—

Total Information Technology		—

	Number of Shares
Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
Nextlink Communications, Inc.
Escrow Shares*†	850,000	$—
Nextlink Communications, Inc.
Escrow Shares*†	250,000	—
Telewest Global, Inc.*	14,196	330,767
XO Communications, Inc.*	960	2,121

Total Telecommunication Services		332,888

Total Common Stocks (0.6%) (Cost $2,831,103)		1,321,563

	Number of Warrants
WARRANTS:
Health Care (0.1%)
Biotechnology (0.1%)
Charles River Laboratories International, Inc.,
$5.19, expiring 10/1/09*†	350	108,843

Total Health Care		108,843

Information Technology (0.0%)
Communications Equipment (0.0%)
Loral Space & Communications,
$23.70, expiring 12/27/06*†	5,584	—
$0.14, expiring 1/31/07*†	850	—

		—

Internet Software & Services (0.0%)
Verado Holdings, Inc.,
$0.01, expiring 4/15/08*†	500	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc.,
$0.01, expiring 4/15/08*†	250	—
XO Communications, Inc.,
$6.25, expiring 1/16/10*	1,922	576
$7.50, expiring 1/16/10*	1,441	288
$10.00, expiring 1/16/10*	1,441	231

Total Telecommunication Services		1,095

Total Warrants (0.1%)
(Cost $8,416)		109,938

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (30.1%)
Nomura Securities
4.45%, 2/1/06	$66,675,512	66,675,512

Time Deposit (2.2%)
JPMorgan Chase Nassau
3.98%, 2/1/06	4,861,589	4,861,589

Total Short-Term Investments (32.3%) (Amortized Cost $71,537,101)		71,537,101

Total Investments (129.6%) (Cost/Amortized Cost $282,329,536)		286,437,493
Other Assets Less Liabilities (-29.6%)		(65,416,587)

Net Assets (100%)		$221,020,906

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $108,843 or 0.05% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2006, the market value of these securities amounted to $30,622,426 or 13.85% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
b)	Illiquid security
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2006. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default, non-income producing.
(l)	Floating rate security. Rate disclosed is as of January 31, 2006.

Glossary:

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$32,766,542
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$32,211,341

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,647,947
Aggregate gross unrealized depreciation	(3,633,466)

Net unrealized appreciation	$4,014,481

Federal income tax cost of investments	$282,423,012

At January 31, 2006, the Fund had loaned securities with a total value $65,434,291. This was secured by collateral of $66,675,512 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of investments.

The Fund has a net capital loss carryforward of $20,093,438 of which $5,614,842 expires in the year 2009, $11,007,057 expires in the year 2010 and $3,471,539 expires in the year 2011. The Fund utilized $3,424,933 in capital loss carryforward during the fiscal year ended October 31, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.9%)
BHP Billiton Ltd.	183,268	$3,576,734

Barbados (2.3%)
Nabors Industries Ltd.*	25,500	2,071,875

Bermuda (1.7%)
Ingersoll-Rand Co., Ltd., Class A	20,300	797,181
PartnerReinsurance Ltd.	12,100	747,538

		1,544,719

Brazil (7.7%)
Aracruz Celulose S.A. (ADR)	40,500	1,589,220
Cia Vale do Rio Doce (ADR)	69,400	3,558,138
Petroleo Brasileiro S.A. (ADR)	19,600	1,852,200

		6,999,558

Canada (29.7%)
Alcan, Inc.	47,700	2,327,283
Brookfield Asset Management, Inc.	16,700	891,017
Cameco Corp.	33,700	2,664,996
Canadian National Railway Co.	21,000	1,898,190
Canadian Natural Resources Ltd.	15,400	954,800
Canadian Pacific Railway Ltd.	40,200	1,939,248
Ensign Energy Services, Inc.	4,100	172,169
Inco Ltd.*	36,700	1,881,976
IPSCO, Inc.	29,300	2,712,594
Manulife Financial Corp.	13,600	828,920
Nexen, Inc.	16,200	923,852
Petro-Canada	19,300	920,181
Potash Corp. of Saskatchewan, Inc. (Toronto Exchange)	2,000	179,980
Precision Drilling Trust	5,000	167,650
Suncor Energy, Inc.	34,800	2,771,399
Talisman Energy, Inc.	43,800	2,668,734
Teck Cominco Ltd. Class B	45,100	2,898,187
Trican Well Service Ltd.	3,300	173,818

		26,974,994

Cayman Islands (2.8%)
Noble Corp.	31,600	2,541,904

France (0.2%)
Groupe Danone	1,553	169,157

Germany (1.2%)
BASF AG	2,165	170,514
RWE AG	10,724	883,162

		1,053,676

Italy (2.3%)
Saipem SpA	104,331	2,076,435

Luxembourg (3.4%)
Tenaris S.A. (ADR)	18,900	3,070,305

Mexico (1.0%)
Cemex S.A. de C.V. (ADR)	13,100	864,338

Netherlands (3.9%)
Chicago Bridge & Iron Co., N.V. (N.Y. Shares)	81,300	2,508,105
Core Laboratories N.V.*	3,700	164,946
ING Groep N.V. (CVA)	23,132	824,979

		3,498,030

South Africa (2.0%)
Anglo American plc (London Exchange)	46,433	1,782,598

Sweden (0.9%)
Volvo AB, Class B	16,800	820,685

Switzerland (6.7%)
Nestle S.A. (Registered)	5,100	1,492,858
Novartis AG (Registered)	14,884	815,594
Syngenta AG	12,786	1,621,829
UBS AG (Registered)	19,549	2,121,076

		6,051,357

United Kingdom (6.0%)
BAE Systems plc	281,685	2,087,722
British American Tobacco plc	7,355	165,628
Cadbury Schweppes plc	16,553	162,401
Rio Tinto plc	60,335	3,074,468

		5,490,219

United States (15.4%)
Cooper Industries Ltd., Class A	26,100	2,131,065
EnCana Corp. (New York Exchange)	17,900	892,494
GlobalSantaFe Corp.	43,700	2,667,885
Schlumberger Ltd.	23,000	2,931,350
Transocean, Inc.*	32,400	2,629,260
Weatherford International Ltd.*	61,500	2,753,970

		14,006,024

Total Common Stocks (91.1%) (Cost $75,229,867)		82,592,608

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (7.9%)
JPMorgan Chase Nassau
3.98%, 2/1/06 (Amortized Cost $7,170,050)	$7,170,050	7,170,050

Total Investments (99.0%) (Cost/Amortized Cost $82,399,917)		89,762,658
Other Assets Less Liabilities (1.0%)		946,024

Net Assets (100.0%)		$90,708,682

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Energy	35.7%
Materials	31.9
Industrials	13.4
Financials	6.0
Consumer Staples	2.2
Utilities	1.0
Health Care	0.9
Cash and Other	8.9

100.0%

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$73,249,314
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$74,551,435

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,488,300
Aggregate gross unrealized depreciation	(125,559)

Net unrealized appreciation	$7,362,741

Federal income tax cost of investments	$82,399,917

The Fund has a net capital loss carryforward of $22,863,721 of which $1,442,366 expires in the 2008, $2,639,738 expires in the year 2009, $9,766,643 expires in the year 2010 and $9,014,974 expires in the year 2011. A portion of the capital loss carryforward may be limited pursuant to the Internal Revenue Code and regulations.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificate of Deposit (4.2%)
Bank of New York
3.26%, 2/23/06	$5,000,000	$5,000,007

Commercial Paper (57.0%)
Abbey National North America
4.49%, 2/1/06	4,000,000	4,000,000
Atlantis One Funding
4.53%, 4/25/06 (m)	4,000,000	3,958,131
Barclays Bank plc
3.83%, 2/9/06	4,000,000	3,996,169
Bear Stearns Cos., Inc.
3.60%, 2/6/06	4,000,000	3,997,603
Beethoven Funding Corp.
4.38%, 2/28/06 (m)	4,000,000	3,986,410
BNP Paribas Finance, Inc.
4.47%, 2/1/06	4,000,000	4,000,000
CC USA, Inc.
4.53%, 4/25/06 (m)	4,000,000	3,958,131
Deutsche Bank Financial, Inc.
4.48%, 2/1/06	4,000,000	4,000,000
Dexia Delaware LLC
3.78%, 2/8/06	5,000,000	4,995,800
Harrier Finance Funding
4.53%, 4/25/06 (m)	4,000,000	3,958,131
Key Bank NA
4.47%, 2/1/06	4,000,000	4,000,000
K2 USA LLC
4.53%, 4/24/06 (m)	4,000,000	3,958,636
Nordea North America, Inc./DE
4.27%, 3/9/06	4,000,000	3,982,520
Prudential Funding LLC
4.48%, 2/1/06	4,000,000	4,000,000
Scaldis Capital LLC
4.53%, 4/21/06 (m)	4,000,000	3,960,149
UBS Finance (Del) LLC
4.47%, 2/1/06	4,000,000	4,000,000
Westpac Securitisation Trust
4.26%, 3/7/06	4,000,000	3,983,491

Total Commercial Paper		68,735,171

Government Security (11.7%)
Federal Home Loan Bank
4.34%, 2/1/06	14,200,000	14,200,000

Time Deposits (16.6%)
Branch Banking & Trust Co.
4.46%, 2/1/06 (l)	4,000,000	4,000,000
JPMorgan Chase Nassau
3.98%, 2/1/06	55,193	55,193
Manufacturers & Traders Trust Co.
4.47%, 2/1/06	4,000,000	4,000,000
Marshall & Ilsley Corp.
4.44%, 2/1/06	4,000,000	4,000,000
National Bank of Canada
4.44%, 2/1/06	4,000,000	4,000,000
State Street Bank & Trust Co.
4.44%, 2/1/06	4,000,000	4,000,000

Total Time Deposits		20,055,193

Variable Rate Securities (12.3%)
Caterpillar Financial Service Corp.
4.68%, 7/10/06 (l)	4,000,000	4,000,000
General Electric Capital Corp.
4.57%, 10/17/06 (l)	3,850,000	3,850,000
Merrill Lynch & Co., Inc.
4.64%, 7/11/07 (l)	2,000,000	2,000,000
Royal Bank of Canada
4.45%, 11/7/08 (l)	5,000,000	5,000,000

Total Variable Rate Securities		14,850,000

Total Investments (101.8%) (Amortized Cost $122,840,371)		122,840,371
Other Assets Less Liabilities (-1.8%)		(2,162,165)

Net Assets (100%)		$120,678,206

Federal Income Tax Cost of Investments		$122,840,371

(l)	Floating rate security. Rate disclosed is as of January 31, 2006.
(m)	Section 4(2) Commercial Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE MULTI-CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.6%)
Hotels, Restaurants & Leisure (3.5%)
McDonald’s Corp.	98,859	$3,461,054

Internet & Catalog Retail (3.3%)
eBay, Inc.*	75,700	3,262,670

Media (1.9%)
Omnicom Group, Inc.	23,239	1,900,718

Multiline Retail (1.5%)
Kohl’s Corp.*	32,601	1,447,158

Specialty Retail (1.0%)
Bed Bath & Beyond, Inc.*	27,538	1,030,196

Textiles, Apparel & Luxury Goods (2.4%)
NIKE, Inc., Class B	29,300	2,371,835

Total Consumer Discretionary		13,473,631

Consumer Staples (13.5%)
Beverages (3.2%)
PepsiCo, Inc.	55,938	3,198,535

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	21,300	1,062,657

Household Products (7.5%)
Colgate-Palmolive Co.	42,009	2,305,874
Procter & Gamble Co.	85,407	5,058,657

		7,364,531

Personal Products (1.7%)
Estee Lauder Cos., Inc. (The), Class A	46,700	1,703,149

Total Consumer Staples		13,328,872

Energy (15.3%)
Energy Equipment & Services (13.2%)
Baker Hughes, Inc.	29,300	2,268,992
Halliburton Co.	63,650	5,063,357
Schlumberger Ltd.^	44,675	5,693,829

		13,026,178

Oil, Gas & Consumable Fuels (2.1%)
ConocoPhillips	32,921	2,129,989

Total Energy		15,156,167

Financials (5.1%)
Consumer Finance (3.2%)
American Express Co.	59,896	3,141,545

Insurance (1.9%)
American International Group, Inc.	28,700	1,878,702

Total Financials		5,020,247

Health Care (22.8%)
Biotechnology (7.8%)
Amgen, Inc.*	50,587	3,687,286
Genentech, Inc.*	46,639	4,007,223

		7,694,509

Health Care Equipment & Supplies (6.8%)
Medtronic, Inc.	64,989	3,669,929
Stryker Corp.	61,800	3,083,820

		6,753,749

Health Care Providers & Services (1.2%)
Caremark Rx, Inc.*	24,318	1,198,878

Pharmaceuticals (7.0%)
Eli Lilly & Co.	70,110	3,969,628
Johnson & Johnson	50,609	2,912,042

		6,881,670

Total Health Care		22,528,806

Industrials (10.1%)
Air Freight & Logistics (2.9%)
United Parcel Service, Inc., Class B	38,943	2,917,220

Industrial Conglomerates (5.6%)
3M Co.	32,460	2,361,465
General Electric Co.	96,124	3,148,061

		5,509,526

Machinery (1.6%)
Illinois Tool Works, Inc.	18,821	1,586,422

Total Industrials		10,013,168

Information Technology (16.4%)
Communications Equipment (4.4%)
Cisco Systems, Inc.*	54,600	1,013,922
Juniper Networks, Inc.*	52,418	950,338
QUALCOMM, Inc.	49,998	2,397,904

		4,362,164

Computers & Peripherals (2.3%)
Hewlett-Packard Co.	73,000	2,276,140

IT Services (2.5%)
Paychex, Inc.	68,338	2,484,086

Semiconductors & Semiconductor Equipment (3.1%)
Maxim Integrated Products, Inc.	74,713	3,066,222

Software (4.1%)
Microsoft Corp.	142,100	4,000,115

Total Information Technology		16,188,727

Total Common Stocks (96.8%) (Cost $86,559,847)		95,709,618

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.4%)
Nomura Securities
4.45%, 2/1/06	$1,375,050	1,375,050

Time Deposits (4.8%)
JPMorgan Chase Nassau
3.98%, 2/1/06	4,724,756	4,724,756

Total Short-Term Investments (6.2%) (Amortized Cost $6,099,806)		6,099,806

Total Investments (103.0%) (Cost/Amortized Cost $92,659,653)		101,809,424
Other Assets Less Liabilities (-3.0%)		(2,995,578)

Net Assets (100%)		$98,813,846

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE MULTI-CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$15,204,408
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$20,166,519

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,939,169
Aggregate gross unrealized depreciation	(1,987,830)

Net unrealized appreciation	$8,951,339

Federal income tax cost of investments	$92,858,085

At January 31, 2006 the Fund had loaned securities with a total value of $1,312,735 which was secured by collateral of $1,375,050 which was received as cash and subsequently invested in short-term investments as reported in the portfolio.

For the three months ended January 31, 2006, the Fund incurred approximately $558 with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $122,753,002 of which $15,034,858 expires in the year 2007, $73,520,656 expires in the year 2008 and $34,197,488 expires in the year 2009. The Fund utilized $804,230 of capital loss carryforward during the fiscal year ended October 31, 2005. A portion of the capital loss carryforward may be limited pursuant to the Internal Revenue Code and regulations.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (35.3%)
Asset-Backed Securities (23.8%)
AmeriCredit Automobile Receivables Trust,
Series 05-DA A 3
4.870%, 12/6/10	$650,000	$648,771
Amresco Residential Securities Mortgage Loan Trust,
Series 98-2 M1F
6.745%, 6/25/28	70,360	70,106
Atherton Franchisee Loan Funding,
Series 98-A A2
6.720%, 5/15/20 (b)	193,343	194,493
Capital One Master Trust,
Series 98-1 A
6.310%, 6/15/11	750,000	771,311
Capital One Multi-Asset Execution Trust,
Series 03-C1 C1
7.020%, 3/15/11 (l)	250,000	261,460
Series 03-C2 C2
4.320%, 4/15/09	250,000	249,379
Carmax Auto Owner Trust,
Series 05-2 A3
4.210%, 1/15/10	600,000	592,559
Centex Home Equity,
Series 04-D MV3
5.530%, 9/25/34 (l)	750,000	756,424
Chase Credit Card Master Trust,
Series 01-4 C
5.370%, 11/17/08 (b)(l)	750,000	753,146
Circuit City Credit Card Master Trust,
Series 03-2 CTFS
8.470%, 4/15/11 (b)(l)	600,000	603,426
Citibank Credit Card Issuance Trust,
Series 02-C3 C3
5.631%, 12/15/09 (l)	220,000	223,158
Series 05-B1 B1
4.400%, 9/15/10	750,000	737,709
DVI Receivables Corp.,
Series 03-1 D1
6.191%, 3/12/11 †(l)	160,268	—
First National Master Note Trust,
Series 03-1 C
6.070%, 8/15/08 (l)	500,000	500,549
GCO Slims Trust,
Series 06-1A Note
5.720%, 3/1/22 (b)	398,000	395,886
Household Automotive Trust,
Series 05-2 A3
4.370%, 5/17/10	500,000	494,630
John Deere Owner Trust,
Series 04-A A4
3.020%, 3/15/11	700,000	679,804
Lehman ABS Manufactured Housing Contract,
Series 01-B A3
4.350%, 5/15/14	157,402	151,203
Long Beach Auto Receivables Trust,
Series 05-A A3
4.080%, 6/15/10	700,000	691,735
MBNA Credit Card Master Note Trust,
Series 05-A7 A7
4.300%, 2/15/11	500,000	492,957
Morgan Stanley ABS Capital I,
Series 04-HE4 M3
6.030%, 5/25/34 (l)	300,000	299,988
Triad Auto Receivables Owner Trust,
Series 04-A A4
2.500%, 9/13/10	685,000	664,077
World Financial Network Credit Card Master Trust,
Series 04-B C
5.120%, 7/15/10 (l)	600,000	600,528

		10,833,299

Non-Agency (11.5%)
Bank of America Mortgage Securities,
Series 03-B 2A2
4.413%, 3/25/33 (l)	154,272	152,213
Series 03-I 1A1
3.276%, 10/25/33 (l)	355,730	355,105
Series 04-A 1A1
3.459%, 2/25/34 (l)	530,395	522,863
Series 04-K 2A1
4.407%, 12/25/34 (l)	40,187	39,305
Bear Stearns Commercial Mortgage Securities,
Series 04-T16 A2
3.700%, 2/13/46	320,000	310,714
CS First Boston Mortgage Securities Corp.
Series 03-C3 A2
2.843%, 5/15/38	360,000	343,995
Series 04-C1A2
3.516%, 1/15/37	320,000	308,138
FFCA Secured Lending Corp.,
Series 98-1 A1B
6.730%, 10/18/25(b)	28,115	28,100
GMAC Commercial Mortgage Securities, Inc.,
Series 06-C1
4.975%, 11/10/45	300,000	300,749
Greenwich Capital Commercial Funding Corp.
Series 02-C1 A1
3.357%, 1/11/13	351,971	343,575
GS Mortgage Securities Corp.,
Series II 05-GG4 A1P
5.285%, 7/10/39	310,039	311,993
LB-UBS Comercial Mortgage Trust
Series 01-C3 A1
6.058%, 6/15/20	251,842	256,031
Morgan Stanley Capital I,
Series 06-T21 A1
4.925%, 10/12/52	225,000	225,000
Nomura Asset Securities Corp.,
Series 98-D6 A1B
6.590%, 3/15/30^	575,000	592,425
Sequoia Mortgage Trust,
Series 6A
4.803%, 4/19/27 (l)	137,680	136,741
Washington Mutual, Inc.,
Series 03-AR5 A6
3.695%, 6/25/33 (l)	500,000	481,591
Series 03-AR10 A4
4.066%, 10/25/33 (l)	550,000	543,929

		5,252,467

Total Asset-Backed and Mortgage-Backed Securities		16,085,766

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Discretionary (3.0%)
Hotels, Restaurants & Leisure (0.8%)
Yum! Brands, Inc.
7.650%, 5/15/08	$350,000	$367,934

Household Durables (1.3%)
Lennar Corp.
4.870%, 8/20/07 (l)	600,000	601,137

Media (0.9%)
News America, Inc.
6.625%, 1/9/08	400,000	411,180

Total Consumer Discretionary		1,380,251

Consumer Staples (3.1%)
Beverages (3.1%)
Diageo Capital plc
3.500%, 11/19/07	700,000	680,677
PepsiCo, Inc.
3.200%, 5/15/07^	750,000	735,452

Total Consumer Staples		1,416,129

Energy (1.3%)
Oil & Gas (1.3%)
Ocean Energy, Inc.
4.375%, 10/1/07	300,000	296,194
Valero Energy Corp.
3.500%, 4/1/09	300,000	285,634

Total Energy		581,828

Financials (10.0%)
Commercial Banks (2.4%)
RBS Capital Trust IV
5.327%, 9/30/14 (l)	600,000	605,926
Wells Fargo & Co.
3.120%, 8/15/08	500,000	478,701

		1,084,627

Consumer Finance (2.2%)
Capital One Financial Corp.
8.750%, 2/1/07	450,000	465,773
John Deere Capital Corp.
3.625%, 5/25/07	250,000	245,482
SLM Corp.
5.625%, 4/10/07	300,000	300,862

		1,012,117

Diversified Financial Services (4.6%)
Deluxe Corp.
3.500%, 10/1/07	400,000	380,144
General Electric Capital Corp.
5.000%, 2/15/07^	700,000	700,734
International Lease Finance Corp.
5.625%, 6/1/07	670,000	673,885
MBNA Corp.
6.250%, 1/17/07	350,000	354,248

		2,109,011

Thrifts & Mortgage Finance (0.8%)
Countrywide Home Loans, Inc.
5.625%, 5/15/07^	350,000	352,019

Total Financials		4,557,774

Government Securities (32.5%)
Foreign Governments (0.6%)
United Mexican States
8.625%, 3/12/08	250,000	269,250

US Government Agencies (18.0%)
Federal Home Loan Bank
4.500%, 5/11/07	800,000	796,621
3.375%, 2/15/08	1,150,000	1,118,495
Federal Home Loan Mortgage Corp.
4.777%, 5/1/35 (l)	872,002	863,030
Federal National Mortgage Association
4.534%, 5/1/33 (l)	458,858	449,866
3.695%, 6/1/34 (l)	327,451	323,040
4.277%, 7/1/34 (l)	328,412	323,466
4.544%, 4/1/35 (l)	902,612	891,654
4.645%, 5/1/35 (l)	898,925	889,294
4.903%, 6/1/35 (l)	817,789	813,957
4.645%, 5/1/35 (l)	897,595	889,951
4.868%, 12/1/35 (l)	882,152	875,563

		8,234,937

US Treasuries (13.9%)
U.S. Treasury Notes
3.000%, 11/15/07^	2,917,000	2,840,884
3.750%, 5/15/08^	3,542,000	3,485,133
3.125%, 9/15/08^	5,000	4,831

		6,330,848

Total Government Securities		14,835,035

Health Care (1.3%)
Health Care Providers & Services (0.7%)
WellPoint, Inc.
3.750%, 12/14/07	300,000	293,010

Pharmaceuticals (0.6%)
Pfizer, Inc.
2.500%, 3/15/07	300,000	292,241

Total Health Care		585,251

Industrials (1.6%)
Airlines (0.9%)
Southwest Airlines Co.
7.875%, 9/1/07	400,000	415,933

Road & Rail (0.7%)
GATX Financial Corp.
6.000%, 11/19/08	315,000	320,284

Total Industrials		736,217

Information Technology (3.4%)
Communication Equipments (0.7%)
Motorola, Inc.
4.608%, 11/16/07	300,000	297,807

Computers & Peripherals (2.7%)
Hewlett Packard Co.
5.500%, 7/1/07	600,000	603,499
International Business Machines Corp.
3.800%, 2/1/08	650,000	636,086

		1,239,585

Total Information Technology		1,537,392

Materials (1.3%)
Chemicals (0.6%)
Potash Corp. of Saskatchewan, Inc.
7.125%, 6/15/07	250,000	256,209

Metals & Mining (0.7%)
Alcoa, Inc.
4.250%, 8/15/07	350,000	346,032

Total Materials		602,241

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Telecommunication Services (2.3%)
Diversified Telecommunication Services (2.3%)
Deutsche Telekom International
Finance BV
3.875%, 7/22/08	$700,000	$682,272
Sprint Capital Corp.
6.125%, 11/15/08	355,000	363,955

Total Telecommunication Services		1,046,227

Utilities (4.0%)
Electric Utilities (2.9%)
Midamerican Energy Holding Co.
4.625%, 10/1/07	300,000	297,138
Northern States Power Co.
2.875%, 8/1/06	750,000	742,565
Ohio Edison Co.
4.000%, 5/1/08	300,000	292,273

		1,331,976

Multi-Utilities & Unregulated Power (1.1%)
Sempra Energy
4.621%, 5/17/07	500,000	496,668

Total Utilities		1,828,644

Total Long-Term Debt Securities (99.1%) (Cost $45,786,465)		45,192,755

SHORT-TERM INVESTMENTS:
Government Security (2.2%)
Federal Farm Credit Banks (Discount Notes), 0.00%, 2/1/06	1,000,000	1,000,000

Short-Term Investments of Cash Collateral for Securities Loaned (10.9%)
Nomura Securities
4.45%, 2/1/06	4,958,928	4,958,928

Time Deposit (3.3%)
JPMorgan Chase Nassau
3.98%, 1/3/06	1,535,445	1,535,445

Total Short-Term Investments (16.4%) (Amortized Cost $7,494,373)		7,494,373

Total Investments (115.5%) (Cost/Amortized Cost $53,280,838)		52,687,128
Other Assets Less Liabilities (-15.5%)		(7,082,164)

Net Assets (100%)		$45,604,964

^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.
(b)	Illiquid security.
(l)	Floating rate security. Rate disclosed is as of January 31, 2006.

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$8,814,984
U.S. Government securities	3,942,365

$12,757,349

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,941,146
U.S. Government securities	6,344,474

$10,285,620

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,335
Aggregate gross unrealized depreciation	(644,009)

Net unrealized depreciation	$(598,674)

Federal income tax cost of investments	$53,285,802

The Portfolio has a net capital loss carryforward of $187,133 which expires in the year 2013.

At January 31, 2006, the Portfolio had loaned securities with a total value of $7,516,874. This was secured by collateral of $4,958,928 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $2,717,950 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.4%)
Hotels, Restaurants & Leisure (4.6%)
Nevada Gold & Casinos, Inc.*^	42,200	$447,320
Red Robin Gourmet Burgers, Inc.*^	37,225	1,477,460
Shuffle Master, Inc.*^	85,875	2,181,225
Vail Resorts, Inc.*^	31,450	955,766

		5,061,771

Household Durables (2.8%)
Tempur-Pedic International, Inc.*^	31,200	363,792
Universal Electronics, Inc.*^	151,150	2,713,142

		3,076,934

Internet & Catalog Retail (0.9%)
Blue Nile, Inc.*^	26,675	996,311

Leisure Equipment & Products (1.5%)
SCP Pool Corp.^	41,400	1,651,032

Media (0.8%)
Entravision Communications Corp.*	111,515	791,757

Specialty Retail (5.8%)
Build-A-Bear Workshop, Inc.*^	43,225	1,398,329
Cabela’s, Inc., Class A*^	72,200	1,259,890
Genesco, Inc.*	80,610	3,139,759
Guitar Center, Inc.*^	10,350	555,588

		6,353,566

Total Consumer Discretionary		17,931,371

Consumer Staples (2.2%)
Food & Staples Retailing (0.2%)
Allion Healthcare , Inc.	12,575	191,140

Food Products (2.0%)
Delta & Pine Land Co.	93,700	2,205,698

Total Consumer Staples		2,396,838

Energy (7.7%)
Energy Equipment & Services (6.5%)
Patterson-UTI Energy, Inc.	69,850	2,627,757
Tetra Technologies, Inc.*^	26,925	1,068,384
Unit Corp.*	56,990	3,402,303

		7,098,444

Oil & Gas (1.2%)
Core Laboratories N.V.*	29,450	1,312,881

Total Energy		8,411,325

Financials (3.4%)
Consumer Finance (2.2%)
Cash America International, Inc.^	90,700	2,402,643

Insurance (1.2%)
Philadelphia Consolidated Holdings Corp.*	13,625	1,323,669

Total Financials		3,726,312

Health Care (20.1%)
Biotechnology (3.4%)
Arena Pharmaceuticals, Inc.*	42,600	722,922
Ariad Pharmaceuticals, Inc.*^	166,450	1,028,661
deCODE genetics, Inc.*^	163,075	1,555,736
Dendreon Corp.*^	84,500	426,725

		3,734,044

Health Care Equipment & Supplies (7.7%)
American Medical Systems Holdings, Inc.*	112,400	$2,546,984
Arrow International, Inc.	28,425	909,600
DJ Orthopedics, Inc.*	34,775	1,141,663
Respironics, Inc.*	45,900	1,653,777
SurModics, Inc.*^	27,800	1,025,264
Thoratec Corp.*^	44,500	1,125,850

		8,403,138

Health Care Providers & Services (7.4%)
Centene Corp.*^	78,175	2,055,220
Eclipsys Corp.*^	50,750	1,119,545
Healthways, Inc.	45,375	2,027,355
Horizon Health Corp.*^	83,600	1,947,044
Per-Se Technologies, Inc.*^	39,925	992,935

		8,142,099

Pharmaceuticals (1.6%)
Connetics Corp.*^	42,450	635,901
Medicis Pharmaceutical Corp., Class A^	37,825	1,169,171

		1,805,072

Total Health Care		22,084,353

Industrials (12.3%)
Commercial Services & Supplies (6.8%)
Corrections Corp. of America*^	43,000	1,825,350
Duratek, Inc.*^	92,400	1,638,252
Resources Connection, Inc.*^	53,925	1,466,221
Waste Connections, Inc.*^	71,600	2,501,704

		7,431,527

Electrical Equipment (2.1%)
General Cable Corp.*^	93,950	2,301,775

Machinery (3.4%)
Actuant Corp., Class A	31,125	1,781,906
Bucyrus International, Inc., Class A^	33,000	2,019,270

		3,801,176

Total Industrials		13,534,478

Information Technology (31.1%)
Communications Equipment (3.4%)
Avocent Corp.*	23,275	774,359
Ixia*^	82,925	1,044,855
Tekelec*^	119,900	1,876,435

		3,695,649

Computers & Peripherals (3.3%)
Applied Films Corp.*^	73,950	1,661,657
McData Corp., Class A*^	459,950	1,963,986

		3,625,643

Electronic Equipment & Instruments (7.7%)
Coherent, Inc.*	33,800	1,046,448
Dolby Laboratories, Inc. Class A*^	86,575	1,763,533
Littelfuse, Inc.*^	17,250	509,738
OYO Geospace Corp.*	42,250	2,104,050
Photon Dynamics, Inc.*^	49,250	1,079,067
RadiSys Corp.*^	109,175	1,962,966

		8,465,802

Internet Software & Services (1.3%)
eCollege.com, Inc.*	38,350	768,918
Internet Capital Group, Inc.*^	78,805	713,973

		1,482,891

IT Services (1.9%)
Global Payments, Inc.	41,925	2,135,240

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (5.7%)
Advanced Energy Industries, Inc.*^	103,150	$1,618,424
ATMI, Inc.*^	26,075	876,120
Integrated Device Technology, Inc.*^	177,200	2,461,308
Trident Microsystems, Inc.*	48,100	1,256,372

		6,212,224

Software (7.8%)
Ansys, Inc.*	62,550	2,743,443
Datastream Systems, Inc.*	217,460	2,170,251
Factset Research Systems, Inc.^	71,250	2,841,450
Netsmart Technologies, Inc.*	58,558	759,497

		8,514,641

Total Information Technology		34,132,090

Materials (5.1%)
Industrial Conglomerates (5.1%)
Aleris International, Inc.*^	133,925	5,573,959

Total Materials		5,573,959

Telecommunication Services (1.4%)
Wireless Telecommunication Services (1.4%)
EMS Technologies, Inc.*^	90,978	1,563,002

Total Telecommunication Services		1,563,002

Total Common Stocks (99.7%) (Cost $91,898,457)		109,353,728

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (30.5%)
Nomura Securities
4.45%, 2/1/06	$33,529,786	$33,529,786

Time Deposit (0.5%)
JPMorgan Chase Nassau
3.98%, 2/1/06	514,470	514,470

Total Short-Term Investments (31.0%) (Amortized Cost $34,044,256)		34,044,256

Total Investments (130.7%) (Cost/Amortized Cost $125,942,713)		143,397,984
Other Assets Less Liabilities (-30.7%)		(33,688,933)

Net Assets (100%)		$109,709,051

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,785,177
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$16,139,433

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,434,542
Aggregate gross unrealized depreciation	(3,986,093)

Net unrealized appreciation	$17,448,449

Federal income tax cost of investments	$125,949,535

At January 31, 2006, the fund had loaned securities with a total value of $32,617,884 which was secured by collateral of $33,529,786 which was received a cash and subsequently invested in short-term investments as reported in the portfolio.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (26.8%)
Auto Components (4.2%)
BorgWarner, Inc.^	142,000	$7,828,460
Dana Corp.^	120,000	584,400
Federal-Mogul Corp.*^	30,000	10,350
Midas, Inc.*^	325,000	6,207,500
Modine Manufacturing Co.	180,000	4,878,000
Proliance International, Inc.*^	167,136	852,394
Standard Motor Products, Inc.^	140,000	1,474,200
Strattec Security Corp.*^	21,000	885,990
Tenneco, Inc.*	100,000	2,195,000

		24,916,294

Automobiles (0.6%)
Coachmen Industries, Inc.^	26,000	328,640
Fleetwood Enterprises, Inc.*^	260,000	3,094,000
Monaco Coach Corp.^	32,000	433,280

		3,855,920

Hotels, Restaurants & Leisure (6.3%)
Aztar Corp.*^	250,000	7,715,000
Canterbury Park Holding Corp.	35,500	497,000
Churchill Downs, Inc.^	60,000	2,396,400
Denny’s Corp.*^	25,000	102,750
Dover Downs Gaming & Entertainment, Inc.	90,000	1,421,100
Dover Motorsports, Inc.^	205,000	1,258,700
Gaylord Entertainment Co.*^	155,000	6,665,000
Kerzner International Ltd.*^	44,000	2,870,560
Magna Entertainment Corp., Class A*^	320,000	2,297,600
Marcus Corp.^	10,000	240,700
Pinnacle Entertainment, Inc.*^	120,000	3,458,400
Six Flags, Inc.*^	165,000	1,915,650
Steak n Shake Co.*^	97,000	1,778,980
Triarc Cos., Inc.,
Class A^	90,000	1,604,700
Class B^	175,000	2,898,000

		37,120,540

Household Durables (2.0%)
Cavalier Homes, Inc.*^	160,000	1,040,000
Cavco Industries, Inc.*^	82,000	3,476,800
Champion Enterprises, Inc.*^	250,000	3,427,500
Fedders Corp.^	300,000	402,000
Jarden Corp.*^	3,000	73,920
National Presto Industries, Inc.^	19,000	889,200
Nobility Homes, Inc.^	6,300	166,950
Palm Harbor Homes, Inc.*^	40,000	848,000
Skyline Corp.^	35,000	1,430,100
Southern Energy Homes, Inc.*	15,000	87,000
Syratech Corp.*	400	20

		11,841,490

Internet & Catalog Retail (0.0%)
Valuevision Media, Inc., Class A*^	6,300	77,175

Leisure Equipment & Products (0.1%)
Marine Products Corp.^	75,000	822,750

Media (12.2%)
Acme Communications, Inc.*	115,000	419,750
Beasley Broadcasting Group, Inc., Class A^	56,000	770,000
Belo Corp., Class A^	140,000	3,193,400
Cablevision Systems Corp New York Group, Class A*	380,000	9,348,000
Crown Media Holdings, Inc., Class A*^	73,000	666,490
Discovery Holding Co., Class A*^	3,000	45,480
E.W. Scripps Co., Class A^	113,000	5,462,420
Fisher Communications, Inc.*^	73,500	3,155,355
Gemstar-TV Guide International, Inc.*	330,000	1,089,000
Granite Broadcasting Corp.*	128,000	16,640
Gray Television, Inc.^	240,000	2,126,400
Gray Television, Inc., Class A	64,000	537,600
Interactive Data Corp.*^	154,000	3,471,160
Interep National Radio Sales, Inc., Class A*	85,000	31,450
Journal Register Co.^	215,000	3,055,150
Lakes Entertainment, Inc.*^	250,000	2,500,000
Lee Enterprises, Inc.	55,000	1,935,450
Liberty Corp.^	71,500	3,386,240
Liberty Global, Inc. Class A*^	15,013	321,278
Liberty Global, Inc., Class C*^	15,013	303,563
Lin TV Corp., Class A*	195,000	1,994,850
Martha Stewart Living Omnimedia, Class A*^	6,000	109,260
McClatchy Co., Class A^	54,000	3,051,000
Media General, Inc., Class A^	150,800	7,215,780
Meredith Corp.^	1,000	54,760
Nelson (Thomas), Inc.^	135,000	3,469,500
Nexstar Broadcasting Group, Inc., Class A*	42,000	174,300
Pegasus Communications Corp.*^	20,000	65,000
Penton Media, Inc.*	300,000	147,000
Primedia, Inc.*^	710,000	1,427,100
Rogers Communications, Inc., Class B	145,000	6,400,300
Salem Communications Corp., Class A*^	75,000	1,150,500
Sinclair Broadcast Group, Inc., Class A^	280,000	2,228,800
Spanish Broadcasting System, Class A*^	80,000	452,800
Triple Crown Media, Inc.*^	30,400	232,560
Value Line, Inc.^	16,000	556,000
World Wrestling Entertainment, Inc.^	30,000	439,500
Young Broadcasting, Inc., Class A*^	200,000	716,000

		71,719,836

Specialty Retail (0.8%)
Aaron Rents, Inc., Class A	3,000	65,850
Autonation, Inc.*^	30,000	668,700
Big 5 Sporting Goods Corp.	12,000	258,960
Bowlin Travel Centers, Inc.*	63,000	95,130
Cabela’s, Inc., Class A*^	1,000	17,450
CSK Auto Corp.*	100,000	1,620,000
Earl Scheib, Inc.*	120,000	420,000
Gander Mountain Co.*^	5,000	32,000
Lenox Group, Inc.*^	64,000	873,600
Pep Boys Manny, Moe & Jack^	33,000	514,800

		4,566,490

Textiles, Apparel & Luxury Goods (0.6%)
Hartmarx Corp.*^	125,000	1,065,000
Levcor International, Inc.*	50,000	54,000
Movado Group, Inc.^	60,000	1,133,400
Wolverine World Wide, Inc.^	55,000	1,322,750

		3,575,150

Total Consumer Discretionary		158,495,645

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (7.0%)
Beverages (0.3%)
Boston Beer Co., Inc., Class A*^	49,000	$1,269,100
Brown-Forman Corp., Class B^	7,600	538,992
Vermont Pure Holdings Ltd.*	10,000	17,700

		1,825,792

Food & Staples Retailing (1.4%)
Ingles Markets, Inc., Class A^	200,000	3,218,000
Topps Co., Inc.^	255,000	1,973,700
Weis Markets, Inc.^	75,000	3,146,250

		8,337,950

Food Products (3.7%)
Corn Products International, Inc.^	180,000	4,908,600
Del Monte Foods Co.	75,000	801,750
Farmer Bros, Co.^	25,000	520,500
Flowers Foods, Inc.^	290,000	7,977,900
Griffin Land & Nurseries, Inc.*	65,300	1,893,700
Hain Celestial Group, Inc.*^	30,000	699,300
JM Smucker Co.^	70,000	3,045,000
John B Sanfilippo & Son, Inc.*^	2,000	26,260
Ralcorp Holdings, Inc.*	54,000	2,122,200

		21,995,210

Household Products (1.3%)
Church & Dwight Co., Inc.	98,250	3,615,600
Energizer Holdings, Inc.*^	16,000	865,760
Katy Industries, Inc.*	176,000	598,400
Oil-Dri Corp. of America	155,000	2,731,100

		7,810,860

Personal Products (0.3%)
Elizabeth Arden, Inc.*^	30,000	634,200
Revlon, Inc., Class A*^	290,680	1,005,753

		1,639,953

Total Consumer Staples		41,609,765

Energy (0.7%)
Energy Equipment & Services (0.7%)
Lufkin Industries, Inc.^	3,000	202,200
RPC, Inc.^	63,000	2,084,670
W-H Energy Services, Inc.*	35,000	1,689,800

Total Energy		3,976,670

Financials (3.8%)
Capital Markets (0.6%)
SWS Group, Inc.^	145,000	3,368,350

Commercial Banks (0.4%)
First Republic Bank^	36,000	1,366,560
Sterling Bancorp/New York^	38,430	889,654

		2,256,214

Diversified Financial Services (0.6%)
BKF Capital Group, Inc.^	60,000	778,800
Epoch Holding Corp.*	506,000	2,934,800
National Patent Development Corp.*	35,000	69,300

		3,782,900

Insurance (1.6%)
Argonaut Group, Inc.*^	100,000	3,555,000
CNA Surety Corp.*^	290,000	4,666,100
Midland Co.^	27,500	1,025,750
Phoenix Cos., Inc.^	20,000	301,800

		9,548,650

Real Estate (0.2%)
Gyrodyne Co. of America, Inc.*	21,500	907,773

Thrifts & Mortgage Finance (0.4%)
Crazy Woman Creek Bancorp, Inc.‡	51,000	739,500
Flushing Financial Corp.^	102,000	1,637,100

		2,376,600

Total Financials		22,240,487

Health Care (6.1%)
Biotechnology (0.4%)
Digene Corp.*^	2,000	66,400
Invitrogen Corp.*^	37,000	2,548,560

		2,614,960

Health Care Equipment & Supplies (4.7%)
Align Technology, Inc.*^	64,400	526,792
ArthroCare Corp.*^	4,000	179,160
Biolase Technology, Inc.^	20,000	152,000
Biosite, Inc.*^	15,500	773,760
CNS, Inc.^	20,300	443,961
Conmed Corp.*^	30,000	709,200
Dentsply International, Inc.	8,000	429,600
DJ Orthopedics, Inc.*	10,000	328,300
Edwards Lifesciences Corp.*^	25,000	1,073,500
Encore Medical Corp.*^	12,000	64,560
Exactech, Inc.*^	42,300	487,719
ICU Medical, Inc.*	34,000	1,225,360
Inamed Corp.*	50,000	4,605,500
Inverness Medical Innovations, Inc.*^	55,000	1,476,750
Kensey Nash Corp.*^	14,800	361,268
Lifecore Biomedical, Inc.*^	20,000	272,600
Orthofix International N.V.*	10,000	429,100
Patterson Cos, Inc.*^	20,000	690,600
Regeneration Technologies, Inc.*	35,000	276,500
Schick Technologies, Inc.*^	30,000	1,164,000
Sybron Dental Specialties, Inc.*^	255,000	10,863,000
Thermo Electron Corp.*	5,000	168,200
Thoratec Corp.*^	40,000	1,012,000
Young Innovations, Inc.	6,000	223,200

		27,936,630

Health Care Providers & Services (0.5%)
Beverly Enterprises, Inc.*^	25,000	305,250
Henry Schein, Inc.*^	12,000	559,680
NWH, Inc.	2,000	23,120
OCA, Inc.*^	1,000	410
Odyssey HealthCare, Inc.*	8,000	163,040
Owens & Minor, Inc.^	50,000	1,565,000

		2,616,500

Pharmaceuticals (0.5%)
Collagenex Pharmaceuticals, Inc.*^		195,900
Schiff Nutrition International, Inc.*^		2,420,000

		2,615,900

Total Health Care		35,783,990

Industrials (32.6%)
Aerospace & Defense (7.4%)
AAR Corp.*	56,000	1,334,480
Aviall, Inc.*^	132,000	4,561,920
Curtiss-Wright Corp.^	76,000	4,509,840
Fairchild Corp., Class A*^	400,000	964,000
GenCorp, Inc.*^	430,000	8,612,900
Heico Corp.^	2,000	50,480
Herley Industries, Inc.*^	5,000	87,350
Kaman Corp.^	256,200	5,398,134
Moog, Inc., Class A*^	65,000	2,178,150
Precision Castparts Corp.	195,000	9,740,250

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Sequa Corp.,
Class A*^	33,000	$2,691,150
Class B*	45,000	3,667,500

		43,796,154

Air Freight & Logistics (0.7%)
Park-Ohio Holdings Corp.*	235,000	3,875,150

Building Products (0.0%)
Water Pik Technologies Inc.*^	4,000	109,400

Commercial Services & Supplies (4.0%)
Allied Waste Industries, Inc.*^	140,000	1,272,600
Central Parking Corp.	18,000	265,500
Chemed Corp.^	145,000	7,708,200
GP Strategies Corp.*	35,000	261,800
Nashua Corp.*	207,500	1,533,425
Republic Services, Inc.	102,000	3,860,700
Rollins, Inc.	395,000	8,488,550

		23,390,775

Construction & Engineering (0.2%)
Xanser Corp.*	230,000	1,035,000

Electrical Equipment (6.5%)
A.O. Smith Corp., Class A	11,000	473,000
Acuity Brands, Inc.^	100,000	3,789,000
Ametek, Inc.	165,000	6,788,100
Baldor Electric Co.^	107,000	3,197,160
C&D Technologies, Inc.^	10,000	83,000
Cooper Industries Ltd., Class A	26,000	2,122,900
Franklin Electric Co., Inc.^	42,000	1,890,000
IntriCon Corp.*	160,000	816,000
Lamson & Sessions Co.*^	34,200	1,043,442
MagneTek, Inc.*^	135,000	546,750
Roper Industries, Inc.	24,000	968,400
Tech/Ops Sevcon, Inc.	80,000	483,200
Thomas & Betts Corp.*	365,000	16,297,250

		38,498,202

Industrial Conglomerates (1.3%)
ACCO Brands Corp.*	4,000	98,800
Alleghany Corp.*	12,700	3,686,175
Standex International Corp.^	60,000	1,855,200
Teleflex, Inc.^	8,000	504,560
Tredegar Corp.^	120,000	1,791,600

		7,936,335

Machinery (11.0%)
Ampco-Pittsburgh Corp.^	61,000	1,185,840
Baldwin Technology Co.*	270,000	1,336,500
Barnes Group, Inc.^	5,000	189,350
CIRCOR International, Inc.^	188,300	5,163,186
Clarcor, Inc.^	285,000	9,712,800
CNH Global N.V.	30,000	565,800
Crane Co.	140,000	5,224,800
Donaldson Co., Inc.	72,000	2,487,600
Flowserve Corp.*^	220,000	10,115,600
Gardner Denver, Inc.*^	50,000	2,645,000
Gorman-Rupp Co.^	53,750	1,166,375
Graco, Inc.^	104,000	4,178,720
Idex Corp.^	53,000	2,438,000
Intermec, Inc.*^	50,000	1,743,500
Lindsay Manufacturing Co.^	35,000	873,600
Met-Pro Corp.	1,333	17,396
Navistar International Corp.*^	59,000	1,604,800
Oshkosh Truck Corp	20,000	986,200
Pentair, Inc.^	25,000	960,000
Robbins & Myers, Inc.^	150,000	3,537,000
Tennant Co.^	43,000	2,330,600
Watts Water Technologies, Inc., Class A^	183,500	6,180,280

		64,642,947

Road & Rail (1.3%)
GATX Corp.	192,000	7,624,320

Trading Companies & Distributors (0.2%)
Huttig Building Products, Inc.*^	90,000	806,400
Industrial Distribution Group, Inc.*	74,000	580,900

		1,387,300

Total Industrials		192,295,583

Information Technology (3.5%)
Communications Equipment (0.8%)
Andrew Corp.*^	50,000	648,500
Belden CDT, Inc.^	80,000	2,168,000
Communications Systems, Inc.^	100,000	1,145,000
FalconStor Software, Inc.*^	30,000	267,000
Plantronics, Inc.^	5,500	192,500
Stratos International, Inc.*^	20,000	128,800
Sycamore Networks, Inc.*^	30,000	148,500

		4,698,300

Electronic Equipment & Instruments (1.8%)
CTS Corp.^	265,000	3,262,150
Fargo Electronics, Inc.*^	28,000	540,400
Flir Systems, Inc.*^	4,000	94,800
Gerber Scientific, Inc.*	160,000	1,779,200
Landauer, Inc.^	27,000	1,262,520
Park Electrochemical Corp.	111,000	3,139,080
Paxar Corp.*^	31,000	626,820

		10,704,970

Internet Software & Services (0.0%)
Jupitermedia Corp.*^	2,000	32,380

IT Services (0.7%)
EdgewaterTechnology, Inc.*	426,000	2,756,220
Startek, Inc.^	10,000	203,000
Tyler Technologies, Inc.*^	120,000	1,044,000

		4,003,220

Semiconductors & Semiconductor Equipment (0.1%)
Monolithic System Technology, Inc.*^	85,000	681,700

Software (0.1%)
AMICAS, Inc.*^	26,000	134,680
GSE Systems, Inc.*	9,907	18,625
OpenTV Corp., Class A*^	70,000	201,600

		354,905

Total Information Technology		20,475,475

Materials (8.6%)
Chemicals (4.7%)
Arch Chemicals, Inc.^	2,000	62,000
Chemtura Corp.^	285,000	3,582,450
Core Molding Technologies, Inc.*	273,000	2,085,720
Cytec Industries, Inc.^	12,000	595,200
Ferro Corp.^	150,000	2,950,500
H.B. Fuller Co.^	48,000	1,813,920
Hercules, Inc.*^	351,500	4,116,065
MacDermid, Inc.^	130,000	3,919,500
Material Sciences Corp.*	10,000	139,000
NewMarket Corp.*^	50,000	1,427,500
Olin Corp.^	50,000	1,025,000
Omnova Solutions, Inc.*	251,000	1,691,740
Scotts Miracle-Gro Co., Class A	10,000	495,000

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Sensient Technologies Corp.^	200,000	$3,792,000

		27,695,595

Containers & Packaging (3.2%)
Crown Holdings, Inc.*	15,000	280,650
Greif, Inc., Class A	137,000	8,921,440
Myers Industries, Inc.^	400,000	6,000,000
Packaging Dynamics Corp.	200,000	2,690,000
Pactiv Corp.*	55,000	1,223,200

		19,115,290

Metals & Mining (0.5%)
Barrick Gold Corp.*^	45,000	1,415,700
GrafTech International Ltd.*^	182,000	1,359,540
Kinross Gold Corp.*	16,000	184,640

		2,959,880

Paper & Forest Products (0.2%)
Schweitzer-Mauduit International, Inc.^	40,000	1,064,800

Total Materials		50,835,565

Telecommunication Services (3.9%)
Diversified Telecommunication Services (1.8%)
ALLTEL Corp.	58,000	3,481,740
Atlantic Tele-Network, Inc	12,000	468,000
ATX Communications, Inc.*†	70,001	798
Cincinnati Bell, Inc.*^	800,000	2,800,000
Commonwealth Telephone Enterprises, Inc.^	60,000	2,002,200
D&E Communications, Inc.^	147,049	1,501,370
McLeodUSA, Inc., Class A*†	5,001	25

		10,254,133

Wireless Telecommunication Services (2.1%)
Centennial Communications Corp.*^	90,000	848,700
Dobson Communications Corp.*^	59,000	437,780
Nextel Partners, Inc, Class A*	75,000	2,099,250
Price Communications Corp.*	70,000	1,057,700
Rural Cellular Corp, Class A*^	71,000	1,214,100
U.S. Cellular Corp.*	15,000	763,500
Vimpel-Communications OAO (ADR)*^	131,000	6,130,800

		12,551,830

Total Telecommunication Services		22,805,963

Utilities (7.2%)
Electric Utilities (4.3%)
Allegheny Energy, Inc.*	60,000	2,087,400
CH Energy Group, Inc.^	63,500	2,978,150
Duquesne Light Holdings, Inc.^	400,000	7,192,000
El Paso Electric Co.*^	365,000	7,475,200
Maine & Maritimes Corp.	10,000	169,000
Otter Tail Corp.^	25,000	765,000
Westar Energy, Inc.^	240,000	4,944,000

		25,610,750

Gas Utilities (1.5%)
AGL Resources, Inc.	18,000	644,040
Atmos Energy Corp.^	20,000	525,600
Nicor, Inc.^	65,000	2,658,500
SEMCO Energy, Inc.*	50,000	283,000
Southern Union Co.*^	89,192	2,247,638
Southwest Gas Corp.^	90,000	2,488,500

		8,847,278

Independent Power Producers & Energy Traders (0.0%)
Mirant Corp.*^	1,355	37,940

Multi-Utilities & Unregulated Power (0.6%)
Aquila, Inc.*	320,000	1,168,000
CMS Energy Corp.*	50,000	723,500
Florida Public Utilities Co.	37,998	520,573
Oneok, Inc.	45,000	1,271,700

		3,683,773

Water Utilities (0.8%)
SJW Corp.^	89,300	4,554,300

Total Utilities		42,734,041

Total Common Stocks (100.2%) (Cost $375,534,259)		591,253,184

PREFERRED STOCKS:
Consumer Discretionary (0.2%)
Media (0.2%)
Granite Broadcasting Corp.,
12.75%, 4/1/09 (Cost $5,127,250)	8,000	960,000

	Number of Warrants
WARRANTS:
Independent Power Producers & Energy Traders (0.0%)
Mirant Corp., expiring 1/3/11*^ (Cost $6,914)	4,351	57,694

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (29.5%)
Mizuho Securities USA, Inc.
4.45%, 2/1/06	$125,000,000	125,000,000
Nomura Securities
4.45%, 2/1/06	49,142,348	49,142,347

Total Short-Term Investments of Cash Collateral for Securities Loaned (Amortized Cost $174,142,347)		174,142,347

Total Investments (129.9%) (Cost/Amortized Cost $554,810,770)		766,413,225
Other Assets Less Liabilities (-29.9%)		(176,378,943)

Net Assets (100%)		$590,034,282

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $823 or less than 0.01% of net assets) valued at fair value.
‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2006, were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value January 31, 2006	Dividend Income	Realized Gain (Loss)
Crazy Woman Creek Bancorp, Inc.	$721,650	—	—	$739,500	$6,120	$—

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,076,754
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$40,053,389

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$241,422,070
Aggregate gross unrealized depreciation	(32,797,413)

Net unrealized appreciation	$208,624,657

Federal income tax cost of investments	$557,788,568

At January 31, 2006, the Fund had loaned securities with a total value $171,001,698 which was secured by collateral of $174,142,347 of which was received in the form of securities.

For the three months ended January 31, 2006, the Fund incurred approximately $48,628 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Alabama (4.3%)
Mobile Water & Sewer Commissioners
5.250%, 1/1/18	$1,000,000	$1,070,620

California (5.2%)
Hacienda La Puente Unified School District,
Series B
5.250%, 8/1/23	1,200,000	1,295,496

Colorado (6.8%)
Colorado Department of Transportation
6.000%, 6/15/15	1,000,000	1,107,660
Colorado Health Facilities Authority
5.500%, 9/1/16	550,000	591,145

		1,698,805

Delaware (0.8%)
University Of Delaware
3.050%, 11/1/35 (l)	200,000	200,000

Florida (12.8%)
Coral Gables Health Facilities Authority
5.250%, 8/15/24	1,000,000	1,073,150
Miami-Dade County Expressway Authority,
Series B
5.250%, 7/1/26	1,000,000	1,075,920
Tampa Water & Sewer,
Series A
5.250%, 10/1/19	1,000,000	1,080,200

		3,229,270

Illinois (11.8%)
Chicago Skyway Toll Bridge
5.500%, 1/1/31	1,000,000	1,096,980
Cook County, Illinois,
Series A
5.125%, 11/15/26	1,000,000	1,038,560
Metropolitan Pier & Exposition Authority
5.250%, 12/15/28	800,000	832,680

		2,968,220

Massachusetts (4.5%)
Massachusetts Health & Educational Facilities Authority,
Series D
5.000%, 10/1/29	1,000,000	1,041,300
Series E
3.070%, 1/1/35 (l)	100,000	100,000

		1,141,300

Michigan (4.3%)
Michigan Municipal Bond Authority
5.750%, 10/1/16	1,000,000	1,089,400

Missouri (4.5%)
Missouri State Health & Educational Facilities Authority
5.500%, 10/1/15	1,000,000	1,123,430

Nevada (5.7%)
Clark County School District
5.500%, 6/15/13	1,300,000	1,443,429

New York (4.3%)
New York State Dormitory Authority
5.250%, 7/1/30	1,000,000	1,076,010

Ohio (4.1%)
Hamilton County, Ohio Sales Tax
5.000%, 12/1/27	1,000,000	1,032,210

Pennsylvania (2.1%)
City of Erie,
Series E
5.125%, 11/15/17	500,000	529,550

Puerto Rico (2.2%)
Puerto Rico Electric Power Authority
5.000%, 7/1/17	500,000	547,355

South Carolina (5.2%)
South Carolina State Public Service Authority,
Series A
5.750%, 1/1/15	1,200,000	1,305,576

South Dakota (4.0%)
South Dakota Housing Development Authority/SD,
Series K
5.050%, 5/1/36	1,000,000	1,008,810

Texas (10.7%)
Harris County Health Facilities Development Corp,
Series A
5.750%, 7/1/14	1,000,000	1,085,310
Houston Utilities System Revenue
5.250%, 5/15/25	1,500,000	1,602,630

		2,687,940

Washington (6.5%)
Washington State
6.400%, 6/1/17	500,000	591,755
Series B
5.000%, 1/1/27	1,000,000	1,039,330

		1,631,085

Total Investments (99.8%) (Cost/Amortized Cost $23,690,772)		25,078,506
Other Assets Less Liabilities (0.2%)		48,857

Net Assets (100%)		$25,127,363

(l)	Floating rate security. Rate disclosed is as of January 31, 2006.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,335,300
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,623,169

As of January 31, 2006, the gross unrealized appreciation of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,387,734
Aggregate gross unrealized depreciation	$—

Net unrealized appreciation	$1,387,734

Federal income tax cost of investments	$23,690,772

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited)

Note 1 Organization and Significant Accounting Policies

AXA Enterprise Funds Trust (“Trust”) is a Delaware trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 16 Funds (each a “Fund” and together the “Funds”). The investment manager to each Fund is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Fund is provided by an investment sub-adviser (each an “Adviser”) selected by the Manager.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. There are an unlimited number of shares with a par value of $0.001 authorized. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Capital Appreciation Fund (advised by Marsico Capital Management, LLC) — Maximum capital appreciation.

AXA Enterprise Deep Value Fund (advised by Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”)) — Total return through capital appreciation with income as a secondary consideration.

AXA Enterprise Equity Fund (advised by TCW Investment Management Company (“TCW”)) — Long-term capital appreciation.

AXA Enterprise Equity Income Fund (advised by Boston Advisors, Inc. (“Boston Advisors”)) — Above average and consistent total return through a combination of growth and income investing.

AXA Enterprise Global Financial Services Fund (advised by AllianceBernstein L.P.) — Capital appreciation.

AXA Enterprise Global Socially Responsive Fund (advised by Rockefeller & Co., Inc.) — Total return.

AXA Enterprise Government Securities Fund (advised by TCW) — Current income and safety of principal.

AXA Enterprise Growth and Income Fund (advised by UBS Global Asset Management (Americas), Inc.) — Total return through capital appreciation with income as a secondary consideration.

AXA Enterprise High-Yield Bond Fund (advised by Caywood-Scholl Capital Management) — Maximum current income.

AXA Enterprise International Growth Fund (advised by Wentworth, Hauser and Violich) — Capital appreciation. Effective January 17, 2006, Wentworth, Hauser and Violich replaced Walter Scott & Partners, Ltd. as the Adviser for the AXA Enterprise International Growth Fund.

AXA Enterprise Money Market Fund (advised by The Dreyfus Corporation) — Highest possible level of current income consistent with preservation of capital and liquidity. Effective December 1, 2005, The Dreyfus Corporation replaced J.P. Morgan Investment Management, Inc. as the Adviser for the AXA Enterprise Money Market Fund.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2006 (Unaudited)

AXA Enterprise Multi-Cap Growth Fund (formerly AXA Enterprise Growth Fund)(advised by Montag & Caldwell, Inc.) — Capital appreciation.

AXA Enterprise Short Duration Bond Fund (advised by Mercury Advisors) — Current income with reduced volatility of principal. Effective December 2, 2005, Mercury Advisors acquired Boston Advisors, Inc.

AXA Enterprise Small Company Growth Fund (advised by Eagle Asset Management, Inc.) — Capital appreciation.

AXA Enterprise Small Company Value Fund (advised by GAMCO Asset Management, Inc.) —Maximum capital appreciation.

AXA Enterprise Tax-Exempt Income Fund (advised by MBIA Capital Management Corp.) — High level of current income exempt from federal income tax, with consideration given to preservation of principal.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2006 (Unaudited)

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The AXA Enterprise Money Market Fund values all short-term debt securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Distributions of capital gains, if any, from each of the Funds, other than the AXA Enterprise Money Market Fund, are made at least annually. Dividends from net investment income, if any, for all Funds other than the fixed-income Funds (fixed-income Funds are the AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Money Market Fund and AXA Short Duration Bond Fund), are declared and paid at least annually. Dividends from net investment income for the fixed-income Funds are declared daily and paid monthly. Dividends from net investment income and any net realized capital gains for the AXA Enterprise Money Market Fund are declared daily and paid or reinvested monthly in additional shares of the AXA Enterprise Money Market Fund at net asset value. Income distributions are paid out at the class level whereas capital gains are paid out at the Fund level.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount) on debt securities using the effective yield method, is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities - at the valuation date.

(ii) purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2006 (Unaudited)

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities the investment manager has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2006 (Unaudited)

on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2006 (Unaudited)

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at January 31, 2006.

Inflation Indexed Bonds:

Certain Funds may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Fund will not receive the principal until sold or until maturity.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2006 (Unaudited)

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at January 31, 2006.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

As part of their investment program, certain Funds may invest in collateralized mortgage obligations (“CMOs”). Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Funds invest, the investment may be subject to a greater valuation risk due to prepayment than other types of mortgage-related securities.

The high-yield securities in which certain Funds may invest may be considered speculative in regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower rated securities in which the Funds may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions and will generally fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Certain Funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

January 31, 2006 (Unaudited)

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Note 2 Subsequent Events

At a meeting held on March 8-9, 2006, The Board of Trustees approved Brandywine Asset Management, LLC to replace Rockefeller & Co., Inc. as the adviser to the AXA Enterprise Global Socially Responsive Fund effective March 16, 2006. The Trustees also approved the change of the name of the Fund to the “AXA Enterprise Socially Responsible Fund” and changes to certain investment policies of the Funds, these changes are effective as of March 17, 2006.

At a meeting held on March 8-9, 2006, The Board of Trustees approved Ark Asset Management, Co., Inc. to replace Montag & Caldwell, Inc. as the adviser to the AXA Enterprise Multi-Cap Growth Fund effective March 16, 2006. The Trustees also approved the change of the name of the Fund to the “AXA Enterprise Large Cap Growth Fund” and changes to certain investment policies of the Funds, these changes are effective as of March 17, 2006.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Funds Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President
March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
March 29, 2006

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer and Treasurer
March 29, 2006